        As filed with the Securities and Exchange Commission on or about
                               December 29, 2004

                                                     1933 Act File No. 002-78808
                                                     1940 Act File No. 811-03541
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                      [ ]

                         Pre-Effective Amendment No. ___                   [ ]

                         Post-Effective Amendment No. 44                   [X]

                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                  [ ]

                                Amendment No. 45                           [X]

                              ASSET MANAGEMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                       230 WEST MONROE STREET, SUITE 2810
                             CHICAGO, ILLINOIS 60606
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (312) 214-1410

(Name and Address of Agent for Service)                  Copy to:

   EDWARD E. SAMMONS, JR., PRESIDENT              CATHY G. O'KELLY, ESQ.
         ASSET MANAGEMENT FUND           VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
  230 WEST MONROE STREET, SUITE 2810             222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60606                CHICAGO, ILLINOIS 60601-1003

It is proposed that this filing will become effective (check appropriate box)

                [ ]    immediately upon filing pursuant to paragraph (b); or
                [ ]    on (date) pursuant to paragraph (b); or
                [ ]    60 days after filing pursuant to paragraph (a)(1); or
                [X]    on March 1, 2005 pursuant to paragraph (a)(1); or
                [ ]    75 days after filing pursuant to paragraph (a)(2); or
                [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMF LOGO] ASSET MANAGEMENT FUND



--U.S. GOVERNMENT MORTGAGE FUND

--INTERMEDIATE MORTGAGE FUND

--SHORT U.S. GOVERNMENT FUND

--ULTRA SHORT FUND
--ADJUSTABLE RATE MORTGAGE (ARM) FUND

--MONEY MARKET FUND





                            PROSPECTUS MARCH 1, 2005

                            MANAGED BY SHAY ASSETS MANAGEMENT, INC.

Dear Investor:


The Asset Management Fund was conceived to provide financial institutions, including banks, savings institutions, credit unions, insurance companies and corporations, with high quality, professionally managed assets for financial management of their institutional assets. As you review this Prospectus, you will note that the Fund's investment objectives are designed to comply with federal regulatory guidelines necessary for investment by these financial institutions.


Today a growing number of institutional investors have become AMF shareholders recognizing the benefits of a disciplined investment approach emphasizing high quality mortgage-related and government securities. The AMF Funds provide investors with a full range of opportunities, from short-term investing for the liquidity portfolio to longer-term investments designed to provide exposure to attractive asset classes.

For over 20 years investors have turned to AMF as a key element of their portfolio management strategies. If you would like to learn more about the Asset Management Fund, current performance information or to speak with one of our portfolio managers, you are welcome to call the Fund toll free at 1-800-527-3713.

Sincerely,

/s/ RODGER D. SHAY                            /s/ EDWARD E. SAMMONS, JR.
Rodger D. Shay                                Edward E. Sammons, Jr.
Chairman of the Board                         President

March 1, 2005

--------------------------------------------------------------------------------
                                   PROSPECTUS

--------------------------------------------------------------------------------

                                   [AMF LOGO]
--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                       MONEY MARKET FUND, CLASS I SHARES*
                      ADJUSTABLE RATE MORTGAGE (ARM) FUND
                                ULTRA SHORT FUND
                           SHORT U.S. GOVERNMENT FUND
                           INTERMEDIATE MORTGAGE FUND
                         U.S. GOVERNMENT MORTGAGE FUND

  The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. It is a federal offense to suggest otherwise.

---------------
* Class D Shares of the Money Market Fund are offered in a separate prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


FUND SUMMARIES..............................................    2
-----------------------------------------------------------------
     Money Market Fund, Class I Shares......................    2
     Adjustable Rate Mortgage (ARM) Fund....................    4
     Ultra Short Fund.......................................    6
     Short U.S. Government Fund.............................    8
     Intermediate Mortgage Fund.............................   10
     U.S. Government Mortgage Fund..........................   12

SUMMARY OF PRINCIPAL RISKS..................................   14
-----------------------------------------------------------------

INVESTMENT INFORMATION......................................   15
-----------------------------------------------------------------
     Principal Investment Strategies........................   15

TRUST AND FUND INFORMATION..................................   18
-----------------------------------------------------------------
     Investment Adviser.....................................   18
     Distributor............................................   19

NET ASSET VALUE.............................................   19
-----------------------------------------------------------------

INVESTING IN THE FUNDS......................................   20
-----------------------------------------------------------------
     Share Purchases........................................   20
     Anti-Money Laundering Program..........................   20
     Minimum Investment Required............................   21
     What Shares Cost.......................................   21
     Dividends..............................................   21
     Frequent Purchases and Redemptions of Fund Shares......   21
     Capital Gains..........................................   22

REDEEMING SHARES............................................   22
-----------------------------------------------------------------
     Telephone Redemption...................................   22
     Written Requests.......................................   22

EXCHANGES...................................................   23
-----------------------------------------------------------------

SHAREHOLDER INFORMATION.....................................   23
-----------------------------------------------------------------
     Voting Rights..........................................   23
     Disclosure of Information Regarding Portfolio
      Holdings..............................................   23
     Federal Income Tax Information.........................   24

FINANCIAL HIGHLIGHTS........................................   25
-----------------------------------------------------------------
     Money Market Fund, Class I Shares......................   25
     Adjustable Rate Mortgage (ARM) Fund....................   26
     Ultra Short Fund.......................................   26
     Short U.S. Government Fund.............................   27
     Intermediate Mortgage Fund.............................   27
     U.S. Government Mortgage Fund..........................   28

MONEY MARKET FUND, CLASS I SHARES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES


The Fund limits its investments and investment techniques so as to qualify for investment, without any specific statutory limitation, based upon capital and surplus, by national banks, federal savings associations and federal credit unions under current applicable federal regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.


The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars, have minimum credit risk and have a remaining maturity of 397 days or less. The dollar-weighted average maturity of the Fund is 90 days or less. The Fund is managed to keep its share price stable at $1.00 although there is no assurance that it will be successful in doing so.


Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, eligible bankers' acceptances, certificates of deposit and other time deposits and savings accounts of FDIC insured depository institutions. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may neither be issued nor guaranteed by the U.S. Treasury.


PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk.

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance does not necessarily indicate how it will perform in the future. The charts and tables assume reinvestment of dividends and distributions.

                                                                         SUMMARY
--------------------------------------------------------------------------------


Annual Returns for the Years Ended December 31 (Class I Shares)


    Ticker Symbol:
        ASLXX
[MONEY MARKET PORTFOLIO BAR CHART]

                                                                            ANNUAL RETURNS
                                                                            --------------
1995                                                                             5.69
1996                                                                             5.19
1997                                                                             5.32
1998                                                                             5.25
1999                                                                             5.04
2000                                                                             6.10
2001                                                                             3.73
2002                                                                             1.42
2003                                                                             0.94
2004


During the periods shown in the bar chart, the highest return for a quarter was
    % (quarter ended          ) and the lowest return for a quarter was     %
(quarter ended          ).



AVERAGE ANNUAL TOTAL RETURNS, (years ended December 31, 2004)



                                                               1 YEAR    5 YEARS    10 YEARS
                                                               ------    -------    --------
Money Market Fund, Class I Shares...........................       %          %          %



The Money Market Fund's (Class I Shares) 7-day yield ended on December 31, 2004
was     %. To obtain the Fund's current 7-day yield information, please call us toll-free at 1-800-527-3713.


FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.


SHAREHOLDER FEES............................................        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Advisory Fee................................................       0.15%*
12b-1 Fees..................................................       0.15%*
Other Expenses..............................................           %
                                                                   -----
Total Fund Operating Expenses...............................           %*
                                                                   =====


---------------

* This table and the following example have been prepared to illustrate Annual Fund Operating Expenses, assuming no fee waivers. For the fiscal year ended October 31, 2004, the Distributor and Adviser voluntarily waived their entire fees so that "Total Fund Operating Expenses" for the Class I Shares of the
  Money Market Fund were     % of average daily net assets. Effective November
  1, 2004, the Distributor is waiving 0.10% of its 12b-1 Fee so that the "12b-1 Fees" for the Class I Shares of the Money Market Fund are 0.05% of average daily net assets. The Adviser and Distributor expect to continue to waive fees throughout the year, but are not obligated to do so.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $        $         $          $

ADJUSTABLE RATE MORTGAGE (ARM) FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES


The Fund limits its investments and investment techniques so as to qualify for investment, without any specific statutory limitation, based upon capital and surplus, by national banks, federal savings associations and federal credit unions under current applicable federal regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.


The Fund, under normal market conditions, invests primarily in high quality adjustable rate mortgage investments and related instruments. The Adviser expects that a portfolio of these types of securities will generally provide higher current yields than money market securities or alternative investments of comparable quality and market rate volatility. Under normal market and interest rate conditions, the Fund's target duration is no shorter than that of a 6-Month U.S. Treasury Bill and no longer than that of a 1-Year U.S. Treasury Note, and its maximum duration is equal to that of a 2-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held.


In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits and savings accounts of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. government or its agencies, and eligible bankers' acceptances. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may neither be issued nor guaranteed by the U.S. Treasury.



The Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the qualified thrift lender ("QTL") test under the current Office of Thrift Supervision ("OTS") Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.


PRINCIPAL RISKS


It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk *Portfolio Turnover Risk.


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

    Ticker Symbol:
        ASARX
[ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO BAR CHART]

                                                                            ANNUAL RETURNS
                                                                            --------------
1995                                                                             9.12
1996                                                                             5.92
1997                                                                             6.51
1998                                                                             5.14
1999                                                                             4.66
2000                                                                             7.13
2001                                                                             5.95
2002                                                                             3.22
2003                                                                             1.49
2004


During the periods shown in the bar chart, the highest return for a quarter was
    % (quarter ended          ) and the lowest return for a quarter was     %
(quarter ended          ).



AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2004, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).



                                                               1 YEAR    5 YEARS    10 YEARS
                                                               ------    -------    --------
Adjustable Rate Mortgage (ARM) Fund (before taxes)..........       %          %          %
ARM Fund (after taxes on distributions).....................       %          %          %
ARM Fund (after taxes on distributions and redemptions).....       %          %          %
The Lehman 6 Mo. T-Bill Bellwethers*........................       %          %          %


---------------

* The Lehman 6 Mo. T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The Index reflects no deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.


SHAREHOLDER FEES............................................        None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Advisory Fee................................................       0.45%*
12b-1 Fees..................................................       0.25%*
Other Expenses..............................................           %
                                                                   -----
Total Fund Operating Expenses...............................           %*
                                                                   =====


---------------

* The fee table and the following example have been prepared to illustrate Annual Fund Operating Expenses assuming no fee waivers. The Adviser and the Distributor are currently voluntarily waiving 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b-1 Fees" and "Total Fund
  Operating Expenses" for the Fund were     %,     % and     %, respectively,
  for the fiscal year ended October 31, 2004. The Adviser and Distributor expect to continue these waivers throughout the year, but are not obligated to do so.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $        $         $          $

ULTRA SHORT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve current income with a very low degree of share-price fluctuation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund limits its investments and investment techniques so as to qualify for investment by national banks and federal savings associations subject to applicable regulatory limits. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests primarily in fixed and variable rate mortgage-related investments, debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, asset-backed investments, investment grade corporate debt securities, money market and other debt instruments. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may neither be issued nor guaranteed by the U.S. Treasury. The Fund intends to invest to a significant degree in mortgage-related securities.

Under normal market and interest rate conditions, the Fund's target duration is not expected to exceed one year. The Fund has no restriction on the minimum or maximum maturity of any particular investment held.


Other investments and investment techniques the Fund may use include fixed and variable rate debt instruments such as commercial paper, inflation-indexed bonds issued both by governments and corporations, structured notes, certificates of deposit and other time deposits and savings accounts of FDIC insured depository institutions, and eligible bankers' acceptances, repurchase agreements collateralized by obligations of the U.S. government or its agencies, municipal bonds, reverse repurchase agreements and mortgage dollar rolls, when-issued securities and covered short sales. The Fund may, but is not required to, use financial contracts for risk management purposes or as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federally chartered thrift.


PRINCIPAL RISKS


It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Credit Risk *Hedging Risk *Management Risk *Issuer Risk *Government Agency Risk *Portfolio Turnover Risk.


Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY
--------------------------------------------------------------------------------

Annual Returns for the Year Ended December 31

    Ticker Symbol:
        AULTX
[BAR CHART]

                                                                            ANNUAL RETURNS
                                                                            --------------
                                                                                    "
                                                                                    "
                                                                                    "
                                                                                    "
                                                                                    "
                                                                                    "
                                                                                    "
2002                                                                             2.50
2003                                                                             1.71
2004


During the period shown in the bar chart, the highest return for a quarter was
    % (quarter ended          ) and the lowest return for a quarter was     %
(quarter ended          ).



AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2004, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).



                                                               1 YEAR    SINCE INCEPTION*
                                                               ------    ----------------
Ultra Short Fund (before taxes).............................       %              %
Ultra Short Fund (after taxes on distributions).............       %              %
Ultra Short Fund (after taxes on distributions and
  redemptions)..............................................       %              %
The Lehman 6 Mo. T-Bill Bellwethers**.......................       %              %


---------------

*  The Fund commenced operations on November 14, 2001.


** The Lehman 6 Month T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The Index reflects no deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.


FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.


SHAREHOLDER FEES............................................        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Advisory Fee................................................       0.45%*
12b-1 Fees..................................................       0.25%*
Other Expenses..............................................           %
                                                                   -----
Total Fund Operating Expenses...............................           %*
                                                                   =====


---------------

* The fee table and the following example have been prepared to illustrate Annual Fund Operating Expenses assuming no fee waivers. The Adviser and the Distributor are currently voluntarily waiving 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b-1 Fees" and "Total Fund
  Operating Expenses" were     %,     % and     %, respectively for the fiscal
  year ended October 31, 2004. The Adviser and Distributor expect to continue these waivers throughout the year, but are not obligated to do so.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 1 YEAR    3 YEARS    5 YEARS       10 YEARS
                                                 ------    -------    -------       --------
Ultra Short Fund.............................     $         $          $              $

SHORT U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES


The Fund limits its investments and investment techniques so as to qualify for investment, without any specific statutory limitation, based upon capital and surplus, by national banks, federal savings associations and federal credit unions under current applicable federal regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.



The Fund invests only in high quality fixed and variable rate assets (including repurchase agreements collateralized by obligations of the U.S. government or its agencies) and under normal market conditions, invests primarily in U.S. Government obligations, which consist of obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may neither be issued nor guaranteed by the U.S. Treasury. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note, and a maximum duration equal to that of a 3-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held by it. Other investments include eligible bankers' acceptances, certificates of deposit and other time deposits and savings accounts of FDIC insured depository institutions.



The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.


PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk.

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

    Ticker Symbol:
        ASITX
[SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO BAR CHART]

                                                                            ANNUAL RETURNS
                                                                            --------------
1995                                                                             11.35
1996                                                                              3.61
1997                                                                              6.25
1998                                                                              6.60
1999                                                                              2.38
2000                                                                              7.74
2001                                                                              7.35
2002                                                                              4.63
2003                                                                              1.87
2004


During the periods shown in the bar chart, the highest return for a quarter was
    % (quarter ended          ) and the lowest return for a quarter was     %
(quarter ended          ).



AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2004, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).



                                                               1 YEAR    5 YEARS    10 YEARS
                                                               ------    -------    --------
Short U.S. Government Fund (before taxes)...................       %          %          %
Short U.S. Government Fund (after taxes on distributions)...       %          %          %
Short U.S. Government Fund (after taxes on distributions and
  redemptions)..............................................       %          %          %
The Lehman Short Government 1-3 Year Index*.................       %          %          %


---------------
* The Lehman Short Government 1-3 Year Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. The Index reflects no deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.


ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.



SHAREHOLDER FEES............................................        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Advisory Fee................................................       0.25%
12b-1 Fees..................................................       0.15%
Other Expenses..............................................           %
                                                                   -----
Total Fund Operating Expenses...............................           %
                                                                   =====


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $        $         $          $

INTERMEDIATE MORTGAGE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES


The Fund limits its investments and investment techniques so as to qualify for investment, without any specific statutory limitation, based upon capital and surplus, by national banks, federal savings associations and federal credit unions under current applicable federal regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.


The Fund invests, under normal market conditions, primarily in intermediate-term, mortgage-related investments issued or guaranteed by the U.S. Government and its agencies or instrumentalities, paying fixed or adjustable rates of interest. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may neither be issued nor guaranteed by the U.S. Treasury. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration equal to that of a 4-Year U.S. Treasury Note.


In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits and savings accounts of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. government or its agencies, and eligible bankers' acceptances.



The Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the qualified thrift lender ("QTL") test under the current Office of Thrift Supervision ("OTS") Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.


PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk.

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

    Ticker Symbol:
        ASCPX
[INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO BAR CHART]

                                                                            ANNUAL RETURNS
                                                                            --------------
1995                                                                             13.90
1996                                                                              2.86
1997                                                                              8.37
1998                                                                              6.90
1999                                                                              1.48
2000                                                                              9.74
2001                                                                              7.27
2002                                                                              5.63
2003                                                                              1.55
2004


During the period shown in the bar chart, the highest return for a quarter was
    % (quarter ended          ) and the lowest return for a quarter was     %
(quarter ended          ).



AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2004, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).



                                                               1 YEAR    5 YEARS    10 YEARS
                                                               ------    -------    --------
Intermediate Mortgage Fund (before taxes)...................       %          %          %
Intermediate Mortgage Fund (after taxes on distributions)...       %          %          %
Intermediate Mortgage Fund (after taxes on distributions and
  redemptions)..............................................       %          %          %
The Lehman Mortgage Index*..................................       %          %          %


---------------

* The Lehman Mortgage Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.


FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.


SHAREHOLDER FEES............................................        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Advisory Fee................................................       0.35%*
12b-1 Fees..................................................       0.15%
Other Expenses..............................................           %
                                                                   -----
Total Fund Operating Expenses...............................           %*
                                                                   =====


---------------

* The fee table and the following example have been prepared to illustrate Annual Fund Operating Expenses assuming no fee waivers. The Adviser is currently voluntarily waiving 0.10% of its advisory fee, so that the "Advisory
  Fee" and "Total Fund Operating Expenses" for the Fund were     % and     %,
  respectively, for the fiscal year ended October 31, 2004. The Adviser expects to continue this waiver throughout the year, but is not obligated to do so.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $        $         $          $

U.S. GOVERNMENT MORTGAGE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES


The Fund limits its investments and investment techniques so as to qualify for investment, without any specific statutory limitation, based upon capital and surplus, by national banks, federal savings associations and federal credit unions under current applicable federal regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.


The Fund invests, under normal market conditions, primarily in mortgage-related securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, paying fixed or adjustable rates of interest. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may neither be issued nor guaranteed by the U.S. Treasury. The Fund has no restriction as to the minimum or maximum maturity of any particular instrument held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration equal to that of a 6-Year U.S. Treasury Note.


In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits and savings accounts of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. government or its agencies, and eligible bankers' acceptances.



The Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the qualified thrift lender ("QTL") test under the current Office of Thrift Supervision ("OTS") Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.


PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk.

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY
--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

    Ticker Symbol:
        ASMTX
[U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO BAR CHART]

                                                                            ANNUAL RETURNS
                                                                            --------------
1995                                                                             16.16
1996                                                                              2.83
1997                                                                              9.67
1998                                                                              7.04
1999                                                                              0.59
2000                                                                             10.48
2001                                                                              6.74
2002                                                                              7.13
2003                                                                              2.29
2004


During the period shown in the bar chart, the highest return for a quarter was
    % (quarter ended          ) and the lowest return for a quarter was     %
(quarter ended          ).



AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2004, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).



                                                               1 YEAR    5 YEARS    10 YEARS
                                                               ------    -------    --------
U.S. Government Mortgage Fund (before taxes)................       %          %          %
U.S. Government Mortgage Fund (after taxes on
  distributions)............................................       %          %          %
U.S. Government Mortgage Fund (after taxes on distributions
  and redemptions)..........................................       %          %          %
The Lehman Mortgage Index*..................................       %          %          %


---------------

* The Lehman Mortgage Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.


FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.


SHAREHOLDER FEES............................................        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Advisory Fee................................................       0.25%
12b-1 Fees..................................................       0.15%
Other Expenses..............................................           %
                                                                   -----
Total Fund Operating Expenses...............................           %
                                                                   =====


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $        $         $          $

SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

CREDIT RISK                 Securities are generally affected by varying degrees
                            of credit risk. A security's credit risk is reflected in its credit rating. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

EXTENSION RISK              During periods of rising interest rates, property
                            owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

GOVERNMENT AGENCY RISK      Some obligations issued or guaranteed by U.S.
                            Government agencies or instrumentalities are not backed by the full faith and credit of the U.S.
                            Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments.

HEDGING RISK                The Ultra Short Fund may use financial contracts in
                            a manner consistent with their permissible use in the portfolio of a national bank or federally chartered thrift. Some financial contracts are commonly referred to as derivatives. Financial contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Investment Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also the Fund may not hedge when it would have been beneficial to do so.

INTEREST RATE RISK          Normally, the values of fixed income securities vary
                            inversely with changes in prevailing interest rates.
                            With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

ISSUER RISK                 A security may lose value as a result of a number of
                            factors. These factors include capital structure
                            (particularly the issuer's use of leverage), management performance and a diminished market for the issuer's products and/or services.

MANAGEMENT RISK             The Fund is subject to management risk due to the
                            active nature of its management. The Investment
                            Adviser and the portfolio managers will apply investment techniques, their experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by either the Investment Adviser and/or the portfolio managers will achieve the investment objective.

MARKET RISK                 The value of the securities owned by the Fund can
                            increase and decrease quickly at unexpected times.
                            The value can change as the result of a number of factors, including market-wide risks, industry-specific risk (i.e. labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value. Equity securities generally have greater price volatility than fixed income securities.

PREPAYMENT RISK             During periods of declining interests rates,
                            property owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.


PORTFOLIO TURNOVER RISK     The Fund may engage in frequent and active trading
                            of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.


INVESTMENT INFORMATION

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Securities Selection

In selecting securities, the Investment Adviser develops an outlook for interest rates and the economy and analyzes credit and call risks. The Investment Adviser varies the quality, sector and maturity of the securities selected for the Funds based upon the Investment Adviser's analysis of financial market conditions and the outlook for the U.S. economy.

The Investment Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Investment Adviser identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages and asset-backed securities. Once investment opportunities are identified, the Investment Adviser will shift assets among sectors depending upon changes in relative valuations, credit spreads and upon historical yield or price relationships. There is no guarantee that the Investment Adviser's security selection techniques will achieve a Fund's investment objective.

Mortgage-Related and Asset-Backed Securities

Each Fund, except the Money Market Fund, may invest in mortgage-related securities and may invest all of its assets in such securities. Mortgage-related securities include fixed rate and adjustable-rate mortgage pass-through securities and fixed rate and variable rate collateralized mortgage obligations ("CMOs").

The Ultra Short Fund may also invest in asset-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Asset-backed securities are securities backed by notes or receivables against assets other than real estate. Some examples are autos, credit cards and royalties.

Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related, mortgage-related securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. Private mortgage-related securities purchased by the Funds must be rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and therefore are excluded from the funds.

U.S. Government Securities

U.S. Government Securities are issued by the U.S. Government, its agencies or government-sponsored enterprises ("instrumentalities"). These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Federal Home Loan Banks, which have the right to borrow from the U.S. Treasury to meet their obligations;
(ii) obligations of the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), each of which are supported by the discretionary authority of the U.S. Treasury to purchase the instrumentality's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association ("Sallie Mae"), each of whose obligations may be satisfied only by the individual credit of the issuing agency or instrumentality. Securities which are backed by the full faith and credit of the United States include U.S. Treasury securities and securities issued by the Government National Mortgage Association ("Ginnie Mae" or "GNMA").

U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Agency or instrumentality obligations may be subject to government agency risk.


When-Issued and Delayed-Delivery Securities



Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date.



By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued and delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.



Although a Fund will generally purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, the Fund may dispose of the securities prior to delivery, if the Adviser deems it appropriate. If a Fund chooses to dispose of the right to acquire such securities prior to acquisition, it could, as with the disposition of any other such investment, incur a gain or loss due to market fluctuation.


Corporate Debt Securities


The Ultra Short Fund may invest up to 30% of total assets in investment grade corporate debt securities, including commercial paper, provided however, that commercial paper must be rated in the two highest rating categories by either Moody's Investors Service, Inc. or Standard & Poor's Rating Service. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Certificates of Deposit and Bankers' Acceptances



The Funds may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"). Investments in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks involve somewhat different investment risks from those affecting deposits in United States branches of such banks, including the risk of future political or economic developments or government action that would adversely affect payments on deposits.



The Funds may invest in eligible bankers' acceptances of an FDIC Insured Institution if such acceptances have remaining maturities of 90 days or less. Generally, eligible bankers' acceptances are drafts accepted by institutions upon which the drafts were drawn, which have not more than six months to run, and which grow out of transactions involving the importation, exportation or domestic shipment of goods or are secured at the time of acceptance by documents of title.


Variable and Floating Rate Securities

The Funds may purchase U.S. Government securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. The Funds determine the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Repurchase Agreements


Each Fund may enter into repurchase agreements, in which a Fund purchases a U.S. government or agency security from a bank or broker-dealer who agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.


Duration

A bond portfolio's duration approximates its price sensitivity to changes in interest rates including expected cash flow and mortgage prepayments. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flow over time. In computing portfolio duration, a bond portfolio will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as the "option-adjusted" duration. The Funds (other than the Money Market Fund) have no restriction as to the minimum or maximum maturity of any particular security held by them, but intend to maintain the minimum and maximum durations noted above. There can be no assurance that the Investment Adviser's estimate of duration will be accurate or that the duration of a Fund will always remain within the Fund's target duration.


Temporary Defensive Strategies



For temporary or defensive purposes, each Fund, except the Money Market Fund, may invest up to 100% of its assets in U.S. debt securities, including taxable securities and short-term money market securities, when the Adviser deems it prudent to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

TRUST AND FUND INFORMATION

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Investment decisions for the Funds are made by Shay Assets Management, Inc. ("Adviser"), a company controlled by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and
managed, as of December 31, 2004, approximately $     billion in assets. The
Adviser is responsible for placing purchase and sale orders for portfolio instruments.


Advisory Fee Expenses


The Funds pay an annual advisory fee based upon a percentage of average daily net assets. For the year ended October 31, 2004, the advisory fee was paid to the Adviser as follows:



Money Market Fund, Class I Shares...........................        %*
Adjustable Rate Mortgage (ARM) Fund.........................        %*
Ultra Short Fund............................................        %*
Short U.S. Government Fund..................................        %
Intermediate Mortgage Fund..................................        %*
U.S. Government Mortgage Fund...............................        %


---------------
* The investment adviser voluntarily waived a portion of the advisory fees with respect to the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund and the Intermediate Mortgage Fund. Without such waivers, the fees would have been 0.15%, 0.45%, 0.45% and 0.35%, respectively.

Each voluntary waiver may be terminated at any time by the Adviser.

Portfolio Managers


The portfolio managers of the Adviser responsible for the day-to-day management of the Funds' investments are Edward E. Sammons, Jr., Richard Blackburn, Jon P. Denfeld, David Petrosinelli and Kevin T. Blaser.



Mr. Sammons, President and Chief Investment Strategist (Fixed Income) of the Adviser, leads the team that is responsible for the day-to-day management of the Funds' investments. Mr. Sammons has been primarily responsible for the Funds' investments since 1985. Prior to joining the Adviser in 1983, Mr. Sammons spent over 20 years with the Republic Bank of Dallas and left as a Senior Vice President and Manager of Fixed Income Securities.



Mr. Blackburn has been Senior Vice President and Senior Portfolio Manager of the Adviser since 1991. From 1982 to 1991, he was employed by the Adviser primarily as an account executive and financial consultant. Mr. Blackburn has 34 years of experience in the securities industry. His previous employers include Harris Bank, Chicago; Merrill Lynch; and the First National Bank of Chicago. Mr. Blackburn's primary focus is in the mortgage securities markets, particularly in the area of floating and/or adjustable rate securities.



Mr. Denfeld, Vice President and Portfolio Manager, joined the Adviser's fixed income portfolio management team in 1996. From 1993 to 1996, he was employed by the Funds' distributor, Shay Financial Services, Inc., as an account executive specializing in financial institutions. Mr. Denfeld's focus is in the government and mortgage securities markets. He earned a Bachelor of Arts, with a major in Economics, from Fairfield University and is a Chartered Financial Analyst (CFA) charterholder.



Mr. Petrosinelli, Vice President and Portfolio Manager, joined the Adviser's fixed income portfolio management team in 1999. From 1998 to 1999, Mr. Petrosinelli managed the Operating and Bond Proceed Funds for the Chicago Public Schools, a division of the City of Chicago. Prior to that, he was Assistant Vice President and Portfolio Manager for the Celtic Group, an insurance holding company. Mr. Petrosinelli's primary focus is in the government and mortgage securities markets. He earned a Bachelor of Science in Finance from Northeastern University in Boston and a Master of Business Administration, cum laude, with a concentration in Economics, from Loyola University in Chicago. Mr. Petrosinelli is also a Chartered Financial Analyst (CFA) charterholder.

Mr. Blaser, Assistant Vice President and Portfolio Manager, joined the Adviser's fixed income management team in 2003. Prior to joining the fixed-income management team, Mr. Blaser worked for the Portfolio Strategies Group of Shay Financial Services, Inc. Before joining Shay in 1998, Mr. Blaser worked for an institutional broker-dealer in the Detroit, Michigan area. He is currently a Level II Chartered Financial Analyst (CFA) candidate and holds a Bachelor of Arts in Economics from Michigan State University.



Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information (see "Investment Adviser--Portfolio Managers" in the Statement of Additional Information).


DISTRIBUTOR
--------------------------------------------------------------------------------


Pursuant to the Distribution Agreement, Shay Financial Services, Inc. (the "Distributor"), as the principal distributor of the Funds' shares, directly and through other firms advertises and promotes the Funds. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") which allows each Fund to pay the Distributor the following fees for the sale and distribution of its shares:



     The Money Market Fund Class I Shares and the Short U.S. Government Fund, a fee at an annual rate equal to 0.15% of the combined average daily net assets of each Fund (the "Combined Assets") up to and including $0.5 billion; at an annual rate equal to 0.125% of the Combined Assets between $0.5 billion and $1.0 billion; at an annual rate equal to 0.10% of the Combined Assets between $1.0 billion and $2.0 billion; and at an annual rate equal to 0.075% of the Combined Assets over $2.0 billion.


     Adjustable Rate Mortgage (ARM) Fund, a fee with respect to the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund.

     Ultra Short Fund, a fee with respect to the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund.

     Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, a fee with respect to each Fund at an annual rate equal to 0.15% of the average daily net assets of each Fund up to and including $0.5 billion; at an annual rate equal to 0.125% of the average daily net assets between $0.5 billion and $1.0 billion; at an annual rate equal to 0.10% of the average daily net assets between $1.0 billion and $1.5 billion; and 0.075% of the average daily net assets over $1.5 billion.

The Distributor is currently waiving all or a portion of its fee for the Class I Shares of the Money Market Fund, Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund. The voluntary waivers may be terminated at any time by the Distributor.

Because these fees are paid out of a Fund's assets on an ongoing basis over time, these fees will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges; however, the Rule 12b-1 fees are so low that the Trust shares offered by this prospectus are considered offered at "no-load."

NET ASSET VALUE


For all Funds other than the Money Market Fund, the net asset value per share fluctuates daily. It is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. In general, Fund assets are valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days may be valued at amortized cost.



The Money Market Fund's net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investments are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940 based on their amortized cost. The

Trust's Board of Trustees has established procedures reasonably designed to stabilize the net asset value per share at $1.00, although there is no assurance that the Fund will be able to do so.


INVESTING IN THE FUNDS

SHARE PURCHASES
--------------------------------------------------------------------------------

To purchase shares of the Funds, investors may open an account by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Funds may be made by telephoning the Distributor at (800) 527-3713.

Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Trust. (As used in this Prospectus, the term "Business Day" means any day on which The Bank of New York and the Bond Market (as determined by the Bond Market Association) are both open for business. The Bank of New York is open weekdays and is closed on weekends and certain national holidays.) Payment must be in the form of federal funds. Checks are not accepted. Wire transfer instructions for federal funds should be as follows:
Bank of New York, New York, NY, ABA#021 000 018, Ref: Account Number 8900403195. For purchase of Asset Management Fund, (Name of Fund); From: (Name of Investor); Account Number (Investor's account number with the Trust); $(Amount to be invested).

FOR ALL FUNDS OTHER THAN THE MONEY MARKET FUND. For an investor's purchase to be eligible for same day settlement, the purchase order must be received on a Business Day before 12:00 Noon, New York City time, and payment for the purchase order must be received by The Bank of New York by 4:00 p.m., New York City time, of that day. For investors seeking next day settlement, the purchase order must be received on a Business Day before 4:00 p.m., New York City time, and payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the next Business Day after the purchase order was received. An investor must indicate to the Trust at the time the order is placed whether same day or next day settlement is sought. Payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the Business Day designated for settlement or the order will be cancelled.

FOR THE MONEY MARKET FUND. A purchase order must be received on a Business Day before 3:00 p.m., New York City time, and payment for the purchase order must be received by The Bank of New York by 4:00 p.m., New York City time, of that day.


A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Trust's shares. The Distributor reserves the right to reimburse the Trust in its sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor's failure to make timely payment.



Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust, the Adviser or The Bank of New York. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Trust, the Adviser and/or the Distributor reserve the right to reject any purchase order.


ANTI-MONEY LAUNDERING PROGRAM
--------------------------------------------------------------------------------

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents.

Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor's identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MINIMUM INVESTMENT REQUIRED
--------------------------------------------------------------------------------

The minimum initial investment in each Fund is $10,000; provided, however, that the Distributor and/or the Trust reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

WHAT SHARES COST
--------------------------------------------------------------------------------

Shares of the Funds are sold at their net asset value next determined after the purchase order is received. The Money Market Fund seeks to maintain a net asset value of $1.00 per share. (See "Net Asset Value"). There is no sales charge imposed by the Funds. For all Funds other than the Money Market Fund, the net asset value is determined each Business Day at 4:00 p.m., New York City time. For the Money Market Fund, net asset value is determined on each Business Day at 3:00 p.m., New York City time, for purchase orders. Net asset value for purposes of pricing redemption orders is determined twice on any day redemptions are permitted and a proper redemption request is received (see "Redeeming Shares").

Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

DIVIDENDS
--------------------------------------------------------------------------------

Dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 4:00 p.m. (3:00 p.m. for the Money Market Fund), New York City time, and are automatically reinvested in additional shares of the respective Portfolios unless the shareholder requests cash payments by contacting the Distributor.

For all Funds other than the Money Market Fund, an investor will receive the dividend declared on both the day its purchase order is settled and the day its redemption order is effected, including any next succeeding non-Business Day or Days, since proceeds are normally wired the next Business Day. For the Money Market Fund, an investor will receive the dividend declared on the day its purchase order is settled. A Money Market Fund shareholder seeking same day settlement of a redemption will not receive the dividend declared on the day its redemption order is effected.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

--------------------------------------------------------------------------------


Frequent purchases and redemptions of a Fund's shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or fund expenses. All Funds, except the Money Market Fund, discourage and have established policies and procedures designed to detect and deter frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Funds' policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts, except accounts held in the name of a financial intermediary, that meet thresholds set by the Adviser based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down ("market timing"); (ii) each Fund reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Funds, Adviser and Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Funds. The Funds' policies and procedures direct the Adviser to establish specific procedures to detect and deter market timing in order to implement the Funds' frequent trading policies and procedures. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.



Shares of the Funds may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds. The Funds may not have access to information regarding trading activity by individual investors in such accounts. Accordingly, the Funds' policies and procedures with respect to frequent purchases and redemptions do not apply to accounts held in the name of a financial intermediary.



Unlike the other Funds, the Money Market Fund is designed to permit frequent trading in the Fund. As a result, the Trust's Board of Trustees has determined that it would be appropriate for the Fund not to adopt policies and procedures with respect to frequent purchases and redemptions of the Fund shares.


CAPITAL GAINS
--------------------------------------------------------------------------------


Net capital gains, if any, of a Fund are generally declared and paid once each year and reinvested in shares or, at the shareholder's option, paid in cash.


REDEEMING SHARES

The Funds redeem shares at their respective net asset values next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

TELEPHONE REDEMPTION
--------------------------------------------------------------------------------

- For all Funds other than the Money Market Fund:

  Shareholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. Shareholders may experience difficulties contacting the Distributor during drastic economic events, political uncertainty or national tragedies. At such times, shareholders may also contact the Distributor at (312) 214-7455. In addition, shareholders can submit written requests for redemption as described under "Written Requests." Net asset value is determined each Business Day at 4:00 p.m., New York City time. The time the redemption request is received determines when proceeds are sent and the accrual of dividends. Redemption requests received prior to 12:00 Noon, New York City time on a Business Day or other day redemptions are permitted, are effected on the same day, immediately after 4:00 p.m., New York City time. This means that proceeds will normally be wired in federal funds to the shareholder's bank or other account shown on the Trust's records the next Business Day, but in no case later than seven days.

- For the Money Market Fund:

  Shareholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. For redemptions, net asset value is determined twice each Business Day, at 12:00 Noon and at 3:00 p.m., New York City time. If the request is received before 3:00 p.m., New York City time, on a Business Day, the proceeds will normally be wired the same day in federal funds to the shareholder's bank or other account shown on the Fund's records, but in no case later than seven days ("same day settlement"). If the request is received after 3:00 p.m., New York City time, on a Business Day, the request will be priced and the proceeds will normally be wired the next Business Day.

  A shareholder seeking same day settlement will not receive any dividend declared on the day its redemption request is effected.

WRITTEN REQUESTS
--------------------------------------------------------------------------------

Shares may also be redeemed by sending a written request to the Distributor, 230
W. Monroe Street, Suite 2810, Chicago, Illinois 60606-4902; Attention: Asset Management Fund.

Signatures

Signatures on written redemption requests must be guaranteed by one of the following:

- a Federal Home Loan Bank

- a savings association or a savings bank

- a trust company or a commercial bank

- a member firm of a domestic securities exchange or a registered securities association

- a credit union or other eligible guarantor institution

In certain instances, the transfer and dividend agent may request additional documentation believed necessary to insure proper authorization. Shareholders with questions concerning documentation should call the Distributor at (800) 527-3713.

Receiving Payment

Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

EXCHANGES


Shareholders may exchange shares of a Fund with shares in another Fund of the Trust by telephoning the Distributor on a Business Day. Call (800) 527-3713. Exchanges may also be made by written request as previously described under "Written Requests." Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other Fund the next Business Day. An exchange between Funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares from which the exchange is made and a purchase of the shares into which the exchange is made.


The Trust reserves the right to amend or terminate this privilege with notice to shareholders.

SHAREHOLDER INFORMATION

VOTING RIGHTS
--------------------------------------------------------------------------------


The Trust has six funds: >the Money Market Fund, the Adjustable Rate Mortgage
(ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund. Shares of each Fund represent interests only in the corresponding Fund and have equal voting rights within each Fund. The Money Market Fund is the only fund of the Trust that has two classes of shares: the Class I Shares and Class D Shares. Shares of each class have equal voting rights within each class and within the Money Market Fund. The Class D Shares of the Money Market Fund are offered in a separate prospectus. The Trust's Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940 or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).



DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the Trust's policy with respect to disclosure of information regarding the portfolio holdings of the Funds is available in the Statement of Additional Information (see "Disclosure of Information Regarding Portfolio Holdings" in the Statement of Additional Information).

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------


Each Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code for its future taxable years so long as such qualification is in the best interests of shareholders. If a Fund so qualifies, it will not pay federal income tax on the income and capital gain that it distributes to its shareholders.



The Trust intends to distribute all of the net investment income and any net capital gains, if any, of the Funds to shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends or distributions are received in cash or as additional shares. Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared. It is not anticipated that any Fund's distributions will be treated as "qualified dividend income" eligible for reduced rates of federal income taxation when received by non-corporate shareholders.


Redemptions and exchanges of Fund shares are treated as sales and are subject to federal income taxation.


Dividends and distributions may be subject to state and local taxes. Depending on your state's tax laws, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from such taxes.


Information on the federal income tax status of dividends and distributions is provided annually.


A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.



Prospective shareholders of a Fund should consult with their own tax advisers concerning the effect of owning shares of such Fund in light of their particular tax situation.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share outstanding throughout each year. The total returns in the tables represent the rate that an investor would have earned on an investment in a particular fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.


MONEY MARKET FUND, CLASS I SHARES
--------------------------------------------------------------------------------


                                                                          YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                           2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year....................   $           $   1.00    $   1.00    $   1.00    $   1.00
                                                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................                 0.0096      0.0152      0.0441      0.0578
  Net realized losses from investments................                     --          --          --          --(a)
                                                         --------    --------    --------    --------    --------
       Total from investment operations...............                 0.0096      0.0152      0.0441      0.0578
                                                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders from net investment
     income:..........................................                (0.0096)    (0.0152)    (0.0441)    (0.0578)
Change in net asset value.............................                     --          --          --          --
                                                         --------    --------    --------    --------    --------
Net asset value, end of year..........................   $           $   1.00    $   1.00    $   1.00    $   1.00
                                                         ========    ========    ========    ========    ========
Total return..........................................          %       0.97%       1.54%       4.50%       5.93%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)..................   $           $ 40,737    $ 30,571    $ 45,491    $ 48,202
  Ratio of expenses to average net assets.............          %       0.18%       0.26%       0.30%       0.30%
  Ratio of net investment income to average net
     assets...........................................          %       0.96%       1.53%       4.31%       5.74%
  Ratio of expenses to average net assets*............          %       0.39%       0.41%       0.45%       0.45%
-----------------------------------------------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



(a) Net realized losses per share were less than $0.00005.

ADJUSTABLE RATE MORTGAGE (ARM) FUND
--------------------------------------------------------------------------------


                                                                       YEAR ENDED OCTOBER 31,
                                                   --------------------------------------------------------------
                                                      2004          2003          2002       2001(A)       2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..............   $             $     9.95    $     9.97    $   9.86    $   9.84
                                                   ----------    ----------    ----------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.........................                     0.1778        0.2947      0.5319      0.6048
  Net realized and unrealized gain (loss) from
     investments................................                    (0.0230)       0.0124      0.1386      0.0233
                                                   ----------    ----------    ----------    --------    --------
       Total from investment operations.........                     0.1548        0.3071      0.6705      0.6281
                                                   ----------    ----------    ----------    --------    --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders from net
     investment income..........................                    (0.2248)      (0.3271)    (0.5605)    (0.6129)
                                                   ----------    ----------    ----------    --------    --------
Change in net asset value.......................                      (0.07)        (0.02)       0.11        0.02
                                                   ----------    ----------    ----------    --------    --------
Net asset value, end of year....................   $             $     9.88    $     9.95    $   9.97    $   9.86
                                                   ==========    ==========    ==========    ========    ========
Total return....................................            %         1.57%         3.13%       6.98%       6.63%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)............   $             $4,596,939    $3,389,975    $2,064,844  $681,652
  Ratio of expenses to average net assets.......            %         0.44%         0.45%       0.49%       0.48%
  Ratio of net investment income to average net
     assets.....................................            %         1.72%         2.91%       5.37%       6.22%
  Ratio of expenses to average net assets*......            %         0.71%         0.75%       0.79%       0.78%
  Portfolio turnover rate.......................            %          117%          107%         72%         67%
-----------------------------------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Net investment income is based on average shares outstanding through the period.

ULTRA SHORT FUND
--------------------------------------------------------------------------------


                                                                                          NOVEMBER 14,
                                                                                           2001(A) TO
                                                                  2004        2003      OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................    $           $   9.95        $  10.00
                                                                --------    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................                  0.1601          0.2204
  Net realized and unrealized gains on investments..........                  0.0242          0.0058
                                                                --------    --------        --------
       Total from investment operations.....................                  0.1843          0.2262
                                                                --------    --------        --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders from net investment
     income.................................................                 (0.2143)        (0.2762)
                                                                --------    --------        --------
Change in net asset value...................................                   (0.03)          (0.05)
                                                                --------    --------        --------
Net asset value, end of period..............................    $           $   9.92        $   9.95
                                                                ========    ========        ========
Total return................................................           %       1.87%           2.29%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................    $           $251,668        $287,116
  Ratio of expenses to average net assets...................           %       0.47%           0.50%(c)
  Ratio of net investment income to average net assets......           %       1.66%           2.11%(c)
  Ratio of expenses to average net assets*..................           %       0.77%           0.80%(c)
  Portfolio turnover rate...................................           %        126%            127%
--------------------------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.

SHORT U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------


                                                                          YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                           2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year....................   $           $  10.78    $  10.75    $  10.34    $  10.36
                                                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................                 0.2738      0.3512      0.5652      0.5973
  Net realized and unrealized gain (loss) from
     investments......................................                (0.0686)     0.0674      0.4086     (0.0240)
                                                         --------    --------    --------    --------    --------
       Total from investment operations...............                 0.2052      0.4186      0.9738      0.5733
                                                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders from net investment
     income...........................................                (0.3052)    (0.3886)    (0.5638)    (0.5976)
                                                         --------    --------    --------    --------    --------
Change in net asset value.............................                  (0.10)       0.03        0.41       (0.02)
                                                         --------    --------    --------    --------    --------
Net asset value, end of year..........................   $           $  10.68    $  10.78    $  10.75    $  10.34
                                                         ========    ========    ========    ========    ========
Total return..........................................          %       1.92%       3.98%       9.66%       5.77%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)..................   $           $232,605    $162,170    $191,632    $ 96,098
  Ratio of expenses to average net assets.............          %       0.47%       0.49%       0.51%       0.51%
  Ratio of net investment income to average net
     assets...........................................          %       2.47%       3.35%       5.25%       5.79%
  Portfolio turnover rate.............................          %         72%         75%         54%        138%
-----------------------------------------------------------------------------------------------------------------


INTERMEDIATE MORTGAGE FUND
--------------------------------------------------------------------------------


                                                                          YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                           2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year....................   $           $   9.79    $   9.83    $   9.33    $   9.33
                                                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................                 0.2525      0.4155      0.5675      0.5754
  Net realized and unrealized gain (loss) from
     investments......................................                (0.1156)    (0.0213)     0.4861      0.0051
                                                         --------    --------    --------    --------    --------
       Total from investment operations...............                 0.1369      0.3942      1.0536      0.5805
                                                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders from net investment
     income...........................................                (0.3069)    (0.4342)    (0.5536)    (0.5795)
Change in net asset value.............................                  (0.17)      (0.04)       0.50        0.00
                                                         --------    --------    --------    --------    --------
Net asset value, end of year..........................   $           $   9.62    $   9.79    $   9.83    $   9.33
                                                         ========    ========    ========    ========    ========
Total return..........................................          %       1.41%       4.13%      11.59%       6.47%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)..................   $           $347,858    $240,645    $204,891    $ 90,768
  Ratio of expenses to average net assets.............          %       0.47%       0.47%       0.50%       0.51%
  Ratio of net investment income to average net
     assets...........................................          %       2.52%       4.28%       5.74%       6.25%
  Ratio of expenses to average net assets*............          %       0.57%       0.57%       0.60%       0.61%
  Portfolio turnover rate.............................          %         98%         54%         47%        110%
-----------------------------------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

U.S. GOVERNMENT MORTGAGE FUND
--------------------------------------------------------------------------------


                                                                          YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                           2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year....................   $           $  10.77    $  10.83    $  10.27    $  10.26
                                                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................                 0.3689      0.5116      0.6381      0.6646
  Net realized and unrealized gain (loss) from
     investments......................................                (0.1511)    (0.0377)     0.5590      0.0109
                                                         --------    --------    --------    --------    --------
       Total from investment operations...............                 0.2178      0.4739      1.1971      0.6755
                                                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders from net investment
     income:..........................................                (0.4278)    (0.5339)    (0.6371)    (0.6682)
                                                         --------    --------    --------    --------    --------
Change in net asset value.............................                  (0.21)      (0.06)       0.56        0.01
                                                         --------    --------    --------    --------    --------
Net asset value, end of year..........................   $           $  10.56    $  10.77    $  10.83    $  10.27
                                                         ========    ========    ========    ========    ========
Total return..........................................          %       2.04%       4.54%      11.99%       6.90%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)..................   $           $204,566    $ 94,154    $105,713    $ 71,449
  Ratio of expenses to average net assets.............          %       0.47%       0.47%       0.50%       0.52%
  Ratio of net investment income to average net
     assets...........................................          %       3.39%       4.80%       6.09%       6.53%
  Portfolio turnover rate.............................          %        102%         82%         86%        127%
-----------------------------------------------------------------------------------------------------------------

SHAREHOLDER REFERENCE INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

ADMINISTRATOR AND TRANSFER
AND DIVIDEND AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

TRUSTEES AND OFFICERS
Rodger D. Shay
Trustee and Chairman

Gerald J. Levy
Trustee and Vice Chairman

Richard M. Amis
Trustee

Arthur G. DeRusso
Trustee

David F. Holland
Trustee

William A. McKenna, Jr.
Trustee

Rodger D. Shay, Jr.
Trustee

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer

Trent M. Statczar
Treasurer

Daniel K. Ellenwood
Secretary


Frederick J. Schmidt


Chief Compliance Officer


Additional information about the Funds may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Funds' investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:
1-800-527-3713

By Mail:
Shay Financial Services, Inc.
Attn: Asset Management Fund
230 West Monroe Street
Suite 2810
Chicago, IL 60606

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
(a duplication fee is charged)

In Person:
Public Reference Room
Securities and Exchange Commission,
Washington, D.C.
(Call 1-202-942-8090 for more information)

By Internet:
http://www.amffunds.com
http://www.sec.gov (EDGAR Database)

By E-mail:
publicinfo@sec.gov
(a duplication fee is charged)

To request other information about the Funds or to make shareholder inquiries, call 1-800-527-3713.

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:      Asset Management Fund     811-3541

[AMF LOGO] ASSET MANAGEMENT FUND

230 West Monroe Street, Suite 2810, Chicago, IL  60606 - 1-800-527-3713 -
www.amffunds.com

                        [AMF LOGO] MONEY MARKET FUND D SHARES
























                                                        Prospectus March 1, 2005

Dear Investor:


The Asset Management Fund was conceived to provide financial institutions, including banks, savings institutions, credit unions, insurance companies and corporations with high quality, professionally managed assets for financial management of their institutional assets. As you review this Prospectus, you will note that the Fund's investment objectives are designed to comply with federal regulatory guidelines necessary for investment by these financial institutions.


Today a growing number of institutional investors have become AMF shareholders recognizing the benefits of a disciplined investment approach emphasizing high quality mortgage-related and government securities. The AMF Funds provide investors with a full range of opportunities, from short-term investing for the liquidity portfolio to longer-term investments designed to provide exposure to attractive asset classes.

For over 20 years investors have turned to AMF as a key element of their portfolio management strategies. If you would like to learn more about the Asset Management Fund, current performance information or to speak with one of our portfolio managers, you are welcome to call the Fund toll free at 1-800-527-3713.

Sincerely,

/s/ RODGER D. SHAY                            /s/ EDWARD E. SAMMONS, JR.
Rodger D. Shay                                Edward E. Sammons, Jr.
Chairman of the Board                         President

March 1, 2005

--------------------------------------------------------------------------------
                                   PROSPECTUS

--------------------------------------------------------------------------------

                                   [AMF LOGO]
--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                               MONEY MARKET FUND

                                CLASS D SHARES*


     The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus.
                 It is a federal offense to suggest otherwise.

---------------
* Class I Shares of the Money Market Fund are offered in a separate prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY.....................................................    2
-----------------------------------------------------------------

SUMMARY OF PRINCIPAL RISKS..................................    5
-----------------------------------------------------------------

INVESTMENT INFORMATION......................................    6
-----------------------------------------------------------------
  Principal Investment Strategies...........................    6

FUND INFORMATION............................................    8
-----------------------------------------------------------------
  Investment Adviser........................................    8
  Distributor...............................................    8

NET ASSET VALUE.............................................    9
-----------------------------------------------------------------

INVESTING IN THE FUND.......................................    9
-----------------------------------------------------------------
  Purchases and Redemptions through Sweep Arrangements......    9
  Direct Purchases and Redemptions..........................   10
  Anti-Money Laundering Program.............................   11
  What Shares Cost..........................................   12
  Dividends.................................................   12
  Frequent Purchases and Redemptions of Fund Shares.........   12
  Capital Gains.............................................   12

REDEEMING SHARES............................................   13
-----------------------------------------------------------------

SHAREHOLDER INFORMATION.....................................   13
-----------------------------------------------------------------
  Voting Rights.............................................   13
  Disclosure of Information Regarding Portfolio Holdings....   13
  Federal Income Tax Information............................   13

FINANCIAL HIGHLIGHTS........................................   15
-----------------------------------------------------------------

MONEY MARKET FUND, CLASS D SHARES                                        SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

       The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES


       The Fund limits its investments and investment techniques so as to qualify for investment, without any specific statutory limitation, based upon capital and surplus, by national banks, federal savings associations and federal credit unions under current applicable federal regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.


       The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars, have minimum credit risk and have a remaining maturity of 397 days or less. The dollar-weighted average maturity of the Fund is 90 days or less. The Fund is managed to keep its share price stable at $1.00 although there is no assurance that it will be successful in doing so.


       Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, eligible bankers' acceptances, certificates of deposit and other time deposits and savings accounts of FDIC insured depository institutions. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may neither be issued nor guaranteed by the U.S. Treasury.


PRINCIPAL RISKS

       An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk.

       Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund's past performance does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for the Years Ended December 31 (Class D Shares)*

                                 Ticker Symbol:


[ANNUAL RETURNS BAR CHART]           AMDXX


                                                                            CLASS D SHARES
                                                                            --------------
1995                                                                             5.16
1996                                                                             4.67
1997                                                                             4.80
1998                                                                             4.72
1999                                                                             4.25
2000                                                                             5.62
2001                                                                             3.26
2002                                                                             0.93
2003                                                                             0.44
2004


During the period shown in the bar chart, the highest return for a quarter was
     % (quarter ended           ) and the lowest return for a quarter was      %
(quarter ended           ).



AVERAGE ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31, 2004)*



                                                               1 YEAR    5 YEARS    10 YEARS
                                                               ------    -------    --------
Money Market Fund, Class D Shares..........................        %          %          %



The Money Market Fund's (Class D Shares) 7-day yield ended on December 31, 2004
was      %. To obtain the Fund's current 7-day yield information, please call us toll-free at 1-800-527-3713.

---------------
* The Fund's Class D Shares were first publicly offered in 2000. The performance shown since December 19, 1999 is the actual performance for the Class D Shares. The performance for the periods prior thereto is based upon the performance of the Fund's Class I Shares, adjusted to reflect the higher 12b-1 fees charged to the Class D Shares.

FEES AND EXPENSES:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.


SHAREHOLDER FEES............................................     None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Advisory Fee................................................    0.15%*
12b-1 Fees..................................................    0.60%*
Other Expenses..............................................        %
                                                                -----
Total Fund Operating Expenses...............................        %*


---------------

* This table and the following example have been prepared to illustrate Annual Fund Operating Expenses, assuming no fee waivers. The Adviser is currently voluntarily waiving its entire advisory fee. For the fiscal year ended October
  31, 2004, the Distributor voluntarily waived   % of its 12b-1 Fee so that the
  "12b-1 Fees" for the Class D Shares of the Money Market Fund were   % of
  average daily net assets for the fiscal year ended October 31, 2004. These fee waivers reduced "Total Fund Operating Expenses" for the Class D Shares of the
  Fund to   % of average daily net assets for the fiscal year ended October 31,
  2004. The Adviser and Distributor expect to continue to waive fees throughout the year, but are not obligated to do so.


EXAMPLE

This example is intended to help you compare the cost of investing in Class D Shares of the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class D Shares for the time periods indicated, reinvesting all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                     ------    -------    -------    --------
Money Market Fund, Class D Shares................    $          $          $          $

SUMMARY OF PRINCIPAL RISKS

CREDIT RISK                       Securities are generally affected by varying
                                  degrees of credit risk. A security's credit risk is reflected in its credit rating. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

GOVERNMENT AGENCY RISK            Some obligations issued or guaranteed by U.S.
                                  Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments.

INTEREST RATE RISK                Normally, the values of fixed income
                                  securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

ISSUER RISK                       A security may lose value as a result of a
                                  number of factors. These factors include capital structure (particularly the issuer's use of leverage), management performance and a diminished market for the issuer's products and/or services.

MANAGEMENT RISK                   The Fund is subject to management risk due to
                                  the active nature of its management. The
                                  Investment Adviser and the portfolio managers will apply investment techniques, their experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by either the Investment
                                  Adviser and/or the portfolio managers will achieve the investment objective.

MARKET RISK                       The value of the securities owned by the Fund
                                  can increase and decrease quickly at
                                  unexpected times. The value can change as the result of a number of factors, including market-wide risks, industry-specific risk
                                  (i.e. labor shortages and/or stoppages,
                                  greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value. Equity securities generally have greater price volatility than fixed income securities.

INVESTMENT INFORMATION

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

U.S. Government Securities


       U.S. Government Securities are issued by the U.S. Government, its agencies or government-sponsored enterprises ("instrumentalities"). These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Federal Home Loan Banks, which have the right to borrow from the U.S. Treasury to meet their obligations;
       (ii) obligations of the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), each of which are supported by the discretionary authority of the U.S. Treasury to purchase the instrumentality's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association ("Sallie Mae"), each of whose obligations may be satisfied only by the individual credit of the issuing agency or instrumentality. Securities which are backed by the full faith and credit of the United States include U.S. Treasury securities and securities issued by the Government National Mortgage Association ("Ginnie Mae" or "GNMA").


       U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Agency or instrumentality obligations may be subject to government agency risk.

Variable and Floating Rate Securities

       The Fund may purchase U.S. Government securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Repurchase Agreements


       The Fund may enter into repurchase agreements, in which the Fund purchases a U.S. government or agency security from a bank or broker-dealer who agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.



Certificates of Deposit and Bankers' Acceptances


       The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks if they have remaining maturities of 90 days or less. Investments in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks involve somewhat different investment risks than those affecting deposits in United States branches of such banks, including the risk of future political or economic developments or government action that would adversely affect payments on deposits.


       The Fund may invest in eligible bankers' acceptances of an FDIC Insured Institution if such acceptances have remaining maturities of 90 days or less. Generally, eligible bankers' acceptances are drafts accepted by institutions upon which the drafts were drawn, which have not more than six months to run, and which grow out of transactions involving the importation, exportation or domestic shipment of goods or are secured at the time of acceptance by documents of title.

       The Fund's investments in repurchase agreements and certificates of deposit and other time deposits of or in FDIC Insured Institutions will generally not be insured by any government agency.

FUND INFORMATION

INVESTMENT ADVISER
--------------------------------------------------------------------------------


       Investment decisions for the Fund are made by Shay Assets Management, Inc. ("Adviser"), a company controlled by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and managed, as of December 31, 2004, approximately $ billion in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.


Advisory Fee Expenses


       During the fiscal year ended October 31, 2004, the Adviser voluntarily waived its entire advisory fee. Without such waiver, the Fund would have paid an annual advisory fee of 0.15% of the average daily net assets of the Class D Shares of the Fund.


Portfolio Managers

       The Portfolio Managers of the Adviser manage the Fund's investments as a team under the day-to-day direction of Edward E. Sammons, Jr., President of the Adviser. Mr. Sammons has served as President of the Fund since 1998 and was Vice President from 1985 through 1997. Mr. Sammons assumed primary responsibility for the Fund's investments in 1985.

DISTRIBUTOR
--------------------------------------------------------------------------------


       Pursuant to the Distribution Agreement, Shay Financial Services, Inc. ("the Distributor"), as the principal distributor of the Class D Shares, directly and through other firms advertises and promotes the Fund. In addition, the Distributor retains BISYS Fund Services Ohio, Inc. and various financial institutions to administer and operate, respectively, sweep programs through which investors may invest in the Class D Shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") which allows the Class D Shares of the Fund to pay the Distributor a fee at an annual rate equal to .60% of the average daily net assets of the Class for the sale and distribution of its shares. The Distributor is currently voluntarily
       waiving      % of its fee so that the Fund paid the Distributor a fee
       equal to      % of the average daily net assets of the Class for the
       fiscal year ended October 31, 2004. This voluntary waiver may be terminated at any time by the Distributor. Because these fees are paid out of the Class's assets on an ongoing basis over time, these fees will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges.

NET ASSET VALUE


       The Fund's net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investments are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940 based on their amortized cost. The Trust's Board of Trustees has established procedures reasonably designed to stabilize the net asset value per share at $1.00, although there is no assurance that the Fund will be able to do so.


INVESTING IN THE FUND

PURCHASES AND REDEMPTIONS THROUGH SWEEP ARRANGEMENTS
--------------------------------------------------------------------------------

       The following information pertains only to investors who establish accounts and invest automatically through cash sweep arrangements offered and operated by participating financial institutions. Clients should also read, sign and retain the Sweep Agreement governing the sweep arrangement at their financial institution, as this agreement contains additional information. Financial institutions may charge additional fees directly to investors for operation of the sweep arrangements.

       For investors who wish to establish accounts and invest other than through such sweep arrangements, the procedures for purchasing and redeeming shares are described in the following section under the heading "Direct Purchases and Redemptions." However, investors not wishing to participate in sweep arrangements should be aware that Class I Shares of the Fund, offered by a separate prospectus, do not include sweep services and, therefore, have lower Total Fund Operating Expenses.

Purchases

       Shares of the Fund may be purchased only through cash sweep transactions generated by the Investor's financial institution in their role as operator of the cash sweep arrangement. Establishment of an account requires that certain documents and applications be signed before any cash sweep investments can be processed. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services.

       The Fund, the Adviser and/or the Distributor reserve the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Fund.


Redemptions

       Shares of the Fund may be redeemed only through cash sweep transactions generated by the investor's financial institution in their role as operator of the cash sweep arrangement. Shares may be redeemed on Business Days.

       If making immediate payment of redemption proceeds could adversely affect the Fund, shareholders may be paid up to seven days after receipt of the redemption request.

DIRECT PURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------

Purchases


       To purchase shares of the Fund, investors may open an account by calling the Distributor at (800) 527-3713 and obtaining an application form. After a completed application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Distributor.


       Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Fund. (As used in this Prospectus, the term "Business Day" means any day on which The Bank of New York and the Bond Market (as determined by the Bond Market Association) are both open for business. The Bank of New York is open weekdays and is closed on weekends and certain national holidays.) Payment must be in the form of federal funds. Checks are not accepted. Wire transfer instructions for federal funds should be as follows: Bank of New York, New York, NY, ABA# 021 000 018, Ref: Account Number 8900403195. For purchase of Asset Management Fund, Money Market Fund; From: (Name of Investor); Account Number (Investor's account number with the Fund); $(Amount to be invested).

       A purchase order must be received on a Business Day before 3:00 p.m., New York City time, and payment for the purchase order must be received by The Bank of New York by 4:00 p.m., New York City time, of that day.


       A purchase order is considered binding upon the investor. If payment is not timely received, the Fund may hold the investor responsible for any resulting losses or expenses the Fund incurs. In addition, the Fund, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Fund's shares. The Distributor reserves the right to reimburse the Fund in its sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Fund as a result of the investor's failure to make timely payment.

       Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Fund, the Adviser or The Bank of New York. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Fund, the Adviser and/or the Distributor reserve the right to reject any purchase order.


Redemptions

       Shareholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. For redemptions, net asset value is determined twice each Business Day, at 12:00 Noon and at 3:00 p.m., New York City time. If the request is received before 3:00 p.m., New York City time, on a Business Day, the proceeds will normally be wired the same day in federal funds to the shareholder's bank or other account shown on the Fund's records, but in no case later than seven days ("same day settlement"). If the request is received after 3:00 p.m., New York City time, on a Business Day, the request will be priced and the proceeds will normally be wired the next Business Day.

       A shareholder seeking same day settlement will not receive any dividend declared on the day its redemption request is effected.

ANTI-MONEY LAUNDERING PROGRAM
--------------------------------------------------------------------------------

       The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

       Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor's identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

WHAT SHARES COST
--------------------------------------------------------------------------------


       Class D Shares are sold at their net asset value next determined after the purchase order is received. The Fund seeks to maintain a net asset value of $1.00 per share. (See "Net Asset Value.") There is no front-end or contingent deferred sales charge imposed by the Fund. Net asset value is determined on each Business Day at 3:00 p.m., New York City time for purchase orders. (As used in this Prospectus, the term "Business Day" means any day on which The Bank of New York and the Bond Market (as determined by the Bond Market Association) are both open for business. The Bank of New York is open weekdays and is closed on weekends and certain national holidays.) For purposes of pricing redemption orders, net asset value is determined twice on any day redemptions are permitted and a proper redemption request is received (see "Redeeming Shares").


DIVIDENDS
--------------------------------------------------------------------------------

       Dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 3:00 p.m., New York City time, and are automatically paid in cash and credited to the shareholder's account at the participating financial institution. An investor will receive the dividend declared on the day its purchase order is settled but shareholders seeking same day settlement will not receive the dividend declared on the day its redemption order is effected.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

--------------------------------------------------------------------------------


       The Fund is designed to permit frequent trading in the Fund. As a result, the Trust's Board of Trustees has determined that it would be appropriate for the Fund not to adopt policies and procedures with respect to frequent purchases and redemptions of Fund shares.


CAPITAL GAINS
--------------------------------------------------------------------------------


       Net capital gains, if any, of the Fund are generally declared and paid once each year and reinvested in shares or, at the shareholder's option, paid in cash.

REDEEMING SHARES

       The Fund redeems shares at its net asset value next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days.

SHAREHOLDER INFORMATION

VOTING RIGHTS
--------------------------------------------------------------------------------


       Besides the Money Market Fund, the Trust has five other portfolios which are offered in a separate prospectus: the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund. Shares of each Fund represent interests only in the corresponding Fund and having equal voting rights within that Fund. The Money Market Fund is the only portfolio of the Trust that has two classes of shares: the Class I and Class D Shares. Shares of each class have equal voting rights within each class and within the Money Market Fund. The Trust's Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940 or the document establishing or designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter that does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Fund require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).



DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


       A description of the Fund's policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see "Disclosure of Information Regarding Portfolio Holdings" in the Statement of Additional Information).


FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------


       The Fund has not been required to pay federal income taxes because it has taken all necessary action to qualify as a regulated investment company under the Internal Revenue Code and has distributed all of its net investment income and net capital gains. The Fund intends to remain so qualified for its future taxable years so long as such qualification is in the best interests of shareholders.

       The Fund intends to distribute all of the net investment income and any net capital gains of the Fund to shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends are received in cash or as additional shares. Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.



       Dividends and distributions may be subject to state and local taxes. Depending on your state's tax laws, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from such taxes.


       Information on the federal income tax status of dividends and distributions is provided annually.


       The Fund may be required to withhold for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.



       Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


       The financial highlights table is intended to help you understand the Fund's past financial performance. Certain information reflects financial results for a single Fund share outstanding throughout the year. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statement, is included in the Annual Report, which is available upon request.


MONEY MARKET FUND CLASS D
--------------------------------------------------------------------------------


                                                  YEAR ENDED
                                                  OCTOBER 31,                  DECEMBER 19, 1999(A)
                                     2004       2003       2002       2001     TO OCTOBER 31, 2000
                                   --------   --------   --------   --------   --------------------
Net asset value, beginning of
  year..........................   $     --   $   1.00   $   1.00   $   1.00         $   1.00
                                   --------   --------   --------   --------         --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.........         --     0.0046     0.0104     0.0397           0.0466
  Net realized losses from
    investments.................         --         --         --         --               --(b)
                                   --------   --------   --------   --------         --------
    Total from investment
      operations................         --     0.0046     0.0104     0.0397           0.0466
                                   --------   --------   --------   --------         --------
LESS DISTRIBUTIONS:
  Dividends paid to
    stockholders:
    From net investment
      income....................         --    (0.0046)   (0.0104)   (0.0397)         (0.0466)
                                   --------   --------   --------   --------         --------
Change in net asset value.......         --         --         --         --               --
                                   --------   --------   --------   --------         --------
Net asset value, end of year....   $          $   1.00   $   1.00   $   1.00         $   1.00
                                   ========   ========   ========   ========         ========
Total return....................          %      0.47%      1.05%      4.04%            4.74%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in
    000's)......................   $          $ 23,525   $ 15,039   $  8,787         $  3,388
  Ratio of expenses to average
    net assets..................          %      0.67%      0.75%      0.75%            0.75%(d)
  Ratio of net investment income
    to average net assets.......          %      0.45%      1.04%      3.46%            5.66%(d)
  Ratio of expenses to average
    net assets*.................          %      0.84%      0.86%      0.91%            0.94%(d)
---------------------------------------------------------------------------------------------------


 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Commencement of operations.
(b) Net realized losses per share was less than $0.00005.
(c) Represents the total return for the period from December 19, 1999 to October 31, 2000.
(d) Annualized.

SHAREHOLDER REFERENCE INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

ADMINISTRATOR AND TRANSFER
AND DIVIDEND AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

TRUSTEES AND OFFICERS
Rodger D. Shay
Trustee and Chairman

Gerald J. Levy
Trustee and Vice Chairman

Richard M. Amis
Trustee

Arthur G. DeRusso
Trustee

David F. Holland
Trustee

William A. McKenna, Jr.
Trustee

Rodger D. Shay, Jr.
Trustee

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer

Trent M. Statczar
Treasurer

Daniel K. Ellenwood
Secretary


Frederick J. Schmidt


Chief Compliance Officer


Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund's investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:
1-800-527-3713

By Mail:
Shay Financial Services, Inc.
Attn: Asset Management Fund
230 West Monroe Street
Suite 2810
Chicago, IL 60606

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
(a duplication fee is charged)

In Person:
Public Reference Room
Securities and Exchange Commission,
Washington, D.C.
(Call 1-202-942-8090 for more information)

By Internet:
http://www.amffunds.com
http://www.sec.gov (EDGAR Database)

By E-mail:
publicinfo@sec.gov
(a duplication fee is charged)

To request other information about the Funds or to make shareholder inquiries, call 1-800-527-3713.

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:      Asset Management Fund     811-3541

[AMF LOGO]  ASSET MANAGEMENT FUND
            230 West Monroe Street, Suite 2810, Chicago, IL 60606 -
                       1-800-527-3713 - www.amffunds.com

                              ASSET MANAGEMENT FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                  MARCH 1, 2005


                                MONEY MARKET FUND
                       ADJUSTABLE RATE MORTGAGE (ARM) FUND
                                ULTRA SHORT FUND
                           SHORT U.S. GOVERNMENT FUND
                           INTERMEDIATE MORTGAGE FUND
                          U.S. GOVERNMENT MORTGAGE FUND

           230 WEST MONROE STREET, SUITE 2810, CHICAGO, ILLINOIS 60606

      The Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund (the "ARM Fund"), the Ultra Short Fund, the Short U.S. Government Fund ("Short U.S. Fund"), the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (each, a "Fund" and collectively, the "Funds") are each a portfolio of Asset Management Fund (the "Trust"), a professionally managed, diversified, open-end investment company. Each Fund is represented by a series of shares separate from those of the Trust's other series.


      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated March 1, 2005 (the "Prospectus"), a copy of which may be obtained from the Trust at 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606.



      The financial statements pertaining to these funds which appear in the Trust's 2004 Annual Report to Shareholders are incorporated herein by reference. The Trust's 2004 Annual Report is available, without charge, upon request by calling 1-800-527-3713.

                                TABLE OF CONTENTS


                                                                              PAGE
Trust History...............................................................    1
The Funds' Objectives and Investment Policies...............................    1
Investment Restrictions.....................................................   12
Purchase and Redemption of Shares...........................................   18
Management of the Trust.....................................................   19
Investment Adviser..........................................................   27
Distributor.................................................................   30
Fund Services...............................................................   33
Custodian ..................................................................   34
Determination of Net Asset Value............................................   34
Federal Income Taxes........................................................   35
Fund Transactions...........................................................   38
Disclosure of Information Regarding Portfolio Holdings......................   38
Organization and Description of Shares......................................   39
Counsel and Independent Registered Public Accounting Firm...................   40
General Information.........................................................   40
Financial Statements........................................................   40
Appendix A..................................................................  A-1

      Capitalized terms not defined in this Statement of Additional Information and defined in the Prospectus shall have the meanings defined in the Prospectus. The term Mortgage Securities Funds refers to the ARM Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund.

                                  TRUST HISTORY

      Asset Management Fund (the "Trust") is a Delaware statutory trust organized under a Declaration of Trust ("Declaration of Trust") dated July 22, 1999. The Trust was formerly a Maryland corporation, which commenced operations on November 9, 1982. In September 1994, the Trust changed its name from Asset Management Fund for Financial Institutions, Inc. to Asset Management Fund, Inc. and on September 30, 1999, as part of the reorganization into a Delaware statutory trust, changed its name to Asset Management Fund. The Trust is an open-end, management investment company and each of the Funds are diversified.

                  THE FUNDS' OBJECTIVES AND INVESTMENT POLICIES

      Under the policies adopted by the Board of Trustees, permissible investments for the Funds include those described in the Prospectus, together with the following, as long as principal and interest on such investments are not in default:


      REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, under which it may acquire an obligation of the U.S. government or its agencies for a relatively short period (usually not more than 30 days) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. If the seller defaults on its obligation to repurchase from the Fund the underlying instrument, which in effect constitutes collateral for the seller's obligation, at the price and time fixed in the repurchase agreement, the Fund might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited. Each Fund will always receive as collateral U.S. government or agency securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Trust's custodian. No Fund will enter into any repurchase agreements maturing in more than 60 days.






      FDIC INSURED INSTITUTIONS. Although each Fund's investment in savings accounts and in certificates of deposit and other time deposits in an FDIC insured institution is insured to the extent of $100,000 by the FDIC, the Fund may invest more than $100,000 with a single institution, and any such excess and any interest on the investment would not be so insured. Deposits in foreign branches of FDIC insured banks are not insured by the FDIC. Securities issued by FDIC insured institutions are not insured by the FDIC.



      The Money Market Fund will invest in deposits of an FDIC insured institution only if such institution or a security issued by such institution
(i) has a short-term debt obligation rating in the highest category by at least two nationally recognized statistical rating organizations ("NRSROs"), or (ii) if rated by two NRSROs in the second-highest category for short-term debt obligations, may be purchased only in the amounts prescribed for "Second Tier Securities" by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), or (iii) if rated only by one NRSRO has a short-term debt obligation rating in the highest category by that NRSRO, or (iv) if no such ratings are available, is of comparable quality in the opinion of the Investment Adviser.

      The Funds (except the Money Market Fund) will invest in deposits of an FDIC insured institution only if such institution or a security issued by such institution (i) has a short-term debt obligation rating in the highest category by one NRSRO, or (ii) if no such ratings are available, is of comparable quality in the opinion of the Investment Adviser under the general supervision of the Board of Trustees.



      RELATIVE STABILITY OF PRINCIPAL. The Money Market Fund seeks to maintain its net asset value per share at $1.00 (although there is no assurance that the Money Market Fund will be able to do so on a continuous basis). The net asset value per share of the other Funds fluctuates. It is expected that over the long term the volatility of the other Funds will be low in relation to longer-term bond funds; however, there may be a loss of principal.



      ILLIQUID SECURITIES. Each Fund may invest up to 15% (except that the Money Market Fund is limited to 10%) of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, fixed time deposits which are not subject to prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Investment Adviser has determined to be liquid under procedures approved by the Board of Trustees).


      Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

      PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." A Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.


      TEMPORARY DEFENSIVE STRATEGIES. For temporary or defensive purposes, each Fund, except the Money Market Fund, may invest up to 100% of its assets in U.S. debt securities, including taxable securities and short-term money market securities, when the Investment Adviser deems it prudent to do so. When a Fund engages in such strategies, it may not achieve its investment objective.


      U.S. GOVERNMENT OR AGENCY SECURITIES. Each Fund may invest in obligations issued or guaranteed by the United States or certain agencies or instrumentalities thereof or a U.S. Government-sponsored corporation. These include obligations issued by the United States or by a Federal Home Loan Bank, Freddie Mac, Fannie Mae, the Government National Mortgage Association, the Student Loan Marketing Association and the Federal Farm Credit Banks. Since many of these U.S. Government securities are not backed by the "full faith and credit" of the United States, the Fund must look principally to the agency or instrumentality or corporation issuing or guaranteeing such obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality or corporation does not meet its commitment.

      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.


      Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, such securities may be valued at less than the purchase price.



      Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Funds until delivery and payment take place. At the time each Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When such securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any interest in the security it purchased. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If a Fund sells such a security before the security has been delivered, the Investment Adviser will instruct the Trust's custodian to segregate assets to cover the security to satisfy the Fund's delivery obligations.


      VARIABLE AND FLOATING RATE SECURITIES. The Funds may purchase U.S. Government securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. Each Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

      The Ultra Short Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The floater's coupon is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.


      INFLATION-INDEXED BONDS. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.


      Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

      The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services.

      Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

      CORPORATE DEBT SECURITIES. The Ultra Short Fund's investments in U.S. dollar-denominated corporate debt securities are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. The Ultra Short Fund will not invest in illiquid corporate debt securities or convertible corporate debt securities that are convertible at the election of the issuer. Appendix A to this Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.


      MUNICIPAL BONDS. The Ultra Short Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. The municipal bonds which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

      Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.


      Some longer-term municipal bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.



      Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.



      The Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell municipal bonds due to changes in the Investment Adviser's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.



      Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.



      Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal bonds in the same manner.


      HEDGING STRATEGIES. The Ultra Short Fund may, but is not required to, use financial contracts for risk management. Generally, the value of these financial contracts depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates and related indices. Examples of these instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Investment Adviser may decide not to employ any of these strategies and there is no assurance that any hedging strategy used by the Fund will succeed.

      Use of financial contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a more general discussion of important risk factors relating to all financial contracts that may be used by the Fund.

      (i) Management Risk. Financial contracts are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a financial contract requires an understanding not only of the underlying instrument but also of the financial contract itself, without the benefit of observing the performance of the financial contract under all possible market conditions.

      (ii) Credit Risk. The use of a financial contract involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

      (iii) Liquidity Risk. Liquidity risk exists when a particular financial contract is difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated financial contracts), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

      (iv) Leverage Risk. Because many financial contracts have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the financial contract itself. Certain financial contracts have the potential for unlimited loss, regardless of the size of the initial investment.

      (v) Market and Other Risks. Like most other investments, financial contracts are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If the Investment Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using financial contracts for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving financial contracts can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain transactions.

      Other risks in using financial contracts include the risk of mispricing or improper valuation of financial contracts and the inability of financial contracts to correlate perfectly with underlying assets, rates and indices. Many financial contracts, in particular privately negotiated financial contracts, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of financial contracts may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. In addition, the Fund's use of financial contracts may accelerate the recognition of income by the Fund, defer the recognition of losses, after the character of gain and loss realized by the Fund, and cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

      INVESTMENT IN OTHER INVESTMENT COMPANIES. The Ultra Short Fund may invest up to 10% of its assets in securities of other investment companies, such as open-end and closed-end management investment companies, or in pooled accounts or other investment vehicles that do not invest in foreign markets. As a shareholder of an investment company, the Ultra Short Fund may indirectly bear service and other fees that are in addition to the fees the Fund pays its service providers.

      Subject to the restrictions and limitations of the 1940 Act, the Ultra Short Fund may elect to pursue its investment objective either by investing directly in securities or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Ultra Short Fund.


      COVERED SHORT SALES. The Ultra Short Fund may make covered short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A "short sale" is the sale by the Fund of a security that has been borrowed from a broker or other institution on the expectation that the market price will drop. If the price of the security drops, the Fund may replace the security sold short by purchasing the security in the open market at a lower price than at which it sold the security, resulting in a gain. If the price of the security rises, the Fund may have to replace the security by purchasing the security in the open market at a higher price than at which it sold the security, resulting in a loss. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) instructs the custodian to segregate cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities sold short.



      The Fund may have to pay a fee to borrow the securities sold short and is often obligated to pay over any accrued interest and dividends on such borrowed securities. In addition, the successful use of covered short sales may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


      LOANS OF PORTFOLIO SECURITIES. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

MORTGAGE SECURITIES


      MORTGAGE-RELATED SECURITIES. Most mortgage-related securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by unscheduled payments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-related securities have additional features that entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment. Any guarantees of interest and principal payments may be either as to timely or ultimate payment.


      The average maturity of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's average maturity may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, and the location and age of the mortgage. Since prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool or group of pools. However, the average life will be substantially less than the stated maturity.

      Mortgage-related securities may be classified into the following principal categories, according to the issuer or guarantor:



            Government mortgage-related securities consist of both governmental and government-related securities. Governmental securities are backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), the principal U.S. Government guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest, but not of market value, on securities issued by approved institutions and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. Government-related securities are issued by U.S. Government-sponsored corporations and are not backed by the full faith and credit of the U.S. Government. Issuers include Fannie Mae ("FNMA") and Freddie Mac ("FHLMC"). FNMA is a U.S. government-sponsored corporation owned entirely by private stockholders. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC issues mortgage-related securities representing interests in mortgage loans pooled by it. FHLMC is a U.S. Government-sponsored corporation that guarantees the timely payment of interest and ultimate collection of principal, and its stock is publicly traded.



            Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related mortgage-related securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. Private mortgage-related securities purchased by the Mortgage Securities Funds must be rated in one of the two highest rating categories by at least one NRSRO.


      FNMA is subject to general regulation by the Secretary of Housing and Urban Development. Its common stock is publicly traded on the New York Stock Exchange. FNMA purchases residential mortgages from a list of approved seller services, which includes Federal and state savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

      FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its common and preferred stock is publicly traded on the New York Stock Exchange. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio.


      With respect to private mortgage-related securities, timely payment of interest and principal may be supported by various forms of credit enhancements, including individual loan, title, pool and hazard insurance. These credit enhancements may offer two types of protection: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor and the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties or through various means of structuring the transaction as well as a combination of such approaches. The Mortgage Securities

Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

      Credit enhancements can come from external providers such as banks or financial insurance companies. Alternatively, they may come from the structure of a transaction itself. Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue. There can be no assurance that the private insurers can meet their obligations under the policies.


      Each Mortgage Securities Fund may only invest in private mortgage-related securities to the extent it observes the investment restrictions and limitations required for such investments under Office of Thrift Supervision ("OTS") Regulations. These investments include "mortgage-related securities" as that term is defined in Section 3(a)(41) of the Securities Exchange Act of 1934, subject to any OTS Regulations, and securities offered and sold pursuant to
Section 4(5) of the Securities Act of 1933. Section 3(a)(41) of the Securities Exchange Act of 1934, as amended, defines a "mortgage-related security" as one that is rated in one of the two highest rating categories by at least one NRSRO, and that either (A) represents ownership of one or more promissory notes or other instruments that are secured by a first lien on property on which is located a residential or mixed residential and commercial structure, or a residential manufactured home or one or more commercial structures, and that were originated by a savings association, savings bank, commercial bank, credit union, insurance company or similar institution which is supervised and examined by a Federal or state authority or by a mortgage lender approved by the Secretary of Housing and Urban Development, or (B) is secured by one or more promissory notes or other instruments meeting the requirements set forth above that by its terms provides for payments of principal in relation to payments or reasonable projections of payments. Section 4(5) of the Securities Act of 1933 exempts from registration thereunder offers or sales of one or more promissory notes or other instruments that are secured by a first lien on property on which is located a residential or mixed residential and commercial structure and that were originated by a savings association, savings bank, commercial bank or similar banking institution which is supervised or examined by Federal or state authorities, or mortgage lenders approved by the Department of Housing and Urban Development that sell to such institutions, provided that they are sold in minimum amounts of $250,000 and payment is made within 60 days.



      Commercial mortgage-backed securities, in which only the Ultra Short Fund may invest, include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

      Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities.

      If mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled repayment of principal will increase current and total returns.


      ADJUSTABLE RATE MORTGAGE SECURITIES. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities ("ARMS") in which the Mortgage Securities Funds invest generally will help to reduce sharp changes in each Fund's net asset value in response to normal interest rate fluctuations to the extent that each Fund is invested in ARMS. As the interest rates on the mortgages underlying a Fund's investments in ARMS are reset periodically, the yields of such portfolio securities will gradually align themselves to reflect changes in market rates so that the market value of such securities will remain relatively constant as compared to fixed-rate instruments. This in turn should cause the net asset value of the Fund to fluctuate less than it would if the Fund invested entirely in more traditional longer-term, fixed-rate debt securities.


      In contrast to fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS permit a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages. This should produce both higher current yields and lower price fluctuations during such periods to the extent the Fund has invested in ARMS. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds generally will be able to reinvest such amounts in securities with a higher yield. For certain types of ARMS, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum or minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes in the interest rate during a given period. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. As a result, the Mortgage Securities Funds will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed the maximum allowable annual (usually 100 to 200 basis points) or lifetime reset limits (or "cap rates") for a particular mortgage. Fluctuations in interest rates above these levels could cause such mortgage securities to behave more like long-term, fixed-rate debt securities. Moreover, a Fund's net asset value could vary to the extent that current yields on mortgage-backed securities are different than market yields during interim periods between coupon reset dates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

      The interest rates paid on the mortgages underlying the ARMS in which the Mortgage Securities Funds invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are several main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), rates on six-month certificates of deposit, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and are somewhat less volatile.

      All mortgage-backed securities carry the risk that interest rate declines may result in accelerated prepayment of mortgages and the proceeds from such prepayment of mortgages may be reinvested at lower prevailing interest rates. During periods of declining interest rates, the coupon rates for ARMS may readjust downward, resulting in lower yields to the Mortgage Securities Funds. Further, because of this feature, ARMS may have less potential for capital appreciation than fixed-rate instruments of comparable maturities during periods of declining interest rates. Therefore, ARMS may be less effective than fixed-rate securities as a means of "locking in" long-term interest rates.


      MORTGAGE DOLLAR ROLLS. The Ultra Short Fund may enter into mortgage dollar rolls. A mortgage dollar roll is a transaction in which the Fund sells a mortgage-backed security to a broker or other financial institution and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (i) the price received for the securities sold and (ii) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund's performance.



      Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, the Fund may experience a loss.



      COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") represent a beneficial interest in a pool of mortgage loans or mortgage-backed securities typically held by a trust. The beneficial interests are evidenced by certificates issued pursuant to a pooling and servicing agreement. The certificates are usually issued in multiple classes with the specific rights of each class set forth in the pooling and servicing agreement and the offering documents for the security. The pooling and servicing agreement is entered into by a trustee and a party that is responsible for pooling and conveying the mortgage assets to the trust, sometimes referred to as the depositor. Various administrative services related to the underlying mortgage loans, such as collection and remittance of principal and interest payments, administration of mortgage escrow accounts and collection of insurance claims are provided by servicers. A master servicer, which may be the depositor or an affiliate of the depositor, is generally responsible for supervising and enforcing the performance by the servicers of their duties and maintaining the insurance coverages required by the terms of the certificates. In some cases, the master servicer acts as a servicer of all or a portion of the mortgage loans.


      CMOs may be issued or guaranteed by GNMA, FNMA or FHLMC, or they may be issued by private entities such as financial institutions, investment bankers, mortgage bankers and single-purpose stand-alone finance subsidiaries or trusts of such institutions. The CMOs and a form of them known as REMICs typically have a multi-class structure ("Multi-Class Mortgage-Related Securities"). Multi-Class Mortgage-Related Securities issued by private issuers may be collateralized by pass-through securities guaranteed by GNMA or issued by FNMA or FHLMC, or they may be collateralized by whole loans or pass-through mortgage-related securities of private issuers. Each class has a specified maturity or final distribution date. In one structure, payments of principal, including any principal prepayments, on the collateral are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all classes having an earlier stated maturity or final distribution date have been paid in full. In other structures, certain classes may pay concurrently, or one or more classes may have a priority with respect to payments on the underlying collateral up to a specified amount. The Mortgage Securities Funds will not invest in any class with residual characteristics. In addition, each Fund limits its purchase of CMOs and REMICs issued by private entities to those that are rated in one of the two highest rating categories by at least one NRSRO.



      TBA MORTGAGE SECURITIES. TBA mortgage securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.


      PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. A Fund would not be deemed to have violated these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

      The Trust has adopted the following investment restrictions for each Fund, none of which may be changed without the approval of a majority of the outstanding shares of the respective Fund, as defined under "General Information" in this Statement of Additional Information. In addition to these investment restrictions, the investment objective of each Fund is fundamental and cannot be changed without the approval of that Fund's shareholders.

      Each Fund (except the Ultra Short Fund) shall:

      (1) Limit its investments and investment techniques so as to qualify for investment by national banks, federal savings associations, and federal credit unions.

      Each Fund may not:

      (1) Invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. (The Money Market Fund considers loans of federal funds to be cash equivalents and not securities for purposes of diversification.)

      (2) Act as an underwriter of securities, except to the extent that the Trust may be deemed to be an "underwriter" in connection with the purchase of securities for the Fund directly from an issuer or an underwriter thereof.

      (3) Lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding debt obligations, entering into repurchase agreements, and loaning Federal funds and other day(s) funds to FDIC Insured Institutions (as defined in the Prospectus), in each case to the extent permitted by the Fund's investment objective and management policies.

      The Money Market Fund, Short U.S. Government Fund and U.S. Government Mortgage Fund each may not:

      (1) Enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements.

      The Money Market Fund and Short U.S. Government Fund each may not:

      (1) Borrow money except from banks for temporary or emergency purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or mortgage, pledge or hypothecate its assets, except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets. The borrowing provision is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements is not restricted by this paragraph.

      (2) Invest more than 25% of the value of the Fund's total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or time deposits (including certificates of deposit), savings deposits and bankers' acceptances of United States branches of United States banks. (The Money Market Fund considers loans of federal funds to be cash equivalents and not securities for purposes of diversification.)

      (3) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof; or purchase or sell real estate, real estate mortgage loans, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

      The Ultra Short Fund may not:

      (1) Borrow money except from banks (a) for temporary or emergency purposes and in an amount not exceeding 1/3 of the value of the Fund's net assets, or (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements, dollar rolls and similar techniques is not restricted by this paragraph (1) and collateral arrangements with respect to margins for interest rate futures contracts and options thereon are not deemed to be a pledge of assets for the purpose of this paragraph (1).

      The ARM Fund, Ultra Short Fund, Intermediate Mortgage Fund and U.S. Government Fund each may not:

      (1) Invest more than 25% of the value of the Fund's total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on investments in the mortgage and mortgage finance industry (in which more than 25% of the value of the Fund's total assets will, except for temporary defensive purposes, be invested) or on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

      The ARM Fund may not:

      (1) Borrow money except from banks (a) for temporary or emergency purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made.

      (2) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof or purchase or sell real estate, real estate mortgage loans (except that the Fund may purchase and sell Mortgage-Related Securities), real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

      The Intermediate Mortgage Fund may not:

      (1) Borrow money except from banks (a) for temporary purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or
            (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than such borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets provided that there shall be no such limitation on deposits made in connection with the entering into and holding of interest rate futures contracts and options thereon. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements is not restricted by this paragraph
            (1) and collateral arrangements with respect to margins for interest rate futures contracts and options thereon are not deemed to be a pledge of assets for the purpose of this paragraph (1).

      (2) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof except that the Fund may write covered call options and purchase call or put options on investments eligible for purchase by the Fund; or purchase or sell real estate, real estate mortgage loans (except that the Fund may purchase and sell Mortgage-Related Securities), real estate investment trust securities, commodities or commodity contracts, or oil and gas interests; except that the Fund may enter into interest rate futures contracts and may write call options and purchase call and put options on interest rate futures contracts if
            (a) as to interest rate futures contracts, each futures contract is
            (i) for the sale of a financial instrument (a "short position") to hedge the value of securities held by the Fund or (ii) for the purchase of a financial instrument of the same type and for the same delivery month as the financial instrument underlying a short position held by the Fund (a "long position offsetting a short position"), (b) the sum of the aggregate futures market prices of financial instruments required to be delivered under open futures contract sales and the aggregate purchase prices under open futures contract purchases does not exceed 30% of the value of the Fund's total assets, and (c) immediately thereafter, no more than 5% of the Fund's total assets would be committed to margin. This ability to invest interest rate futures contracts and options thereon is not for speculation, but solely to permit hedging against anticipated interest rate changes.

      The U.S. Government Mortgage Fund may not:

      (1) Borrow money except from banks (a) for temporary or emergency purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets provided that there shall be no such limitation on deposits made in connection with the entering into and holding of interest rate futures contracts and options thereon. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements is not restricted by this paragraph (1) and collateral arrangements with respect to margins for interest rate futures contracts and options thereon are not deemed to be a pledge of assets for the purpose of this paragraph (1).

      (2) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof except that the Fund may write covered call options and purchase call or put options on securities in which the Fund may invest; or purchase or sell real estate, real estate mortgage loans (except that the Fund may purchase and sell Mortgage-Related Securities), real estate investment trust securities, commodities or commodity contracts, or oil and gas interests except that the Fund may enter into interest rate futures contracts and may write call options and purchase call and put options on interest rate futures contracts if (a) as to interest rate futures contracts, each futures contract is (i) for the sale of a financial instrument (a "short position") to hedge the value of securities held by the Fund or (ii) for the purchase of a financial instrument of the same type and for the same delivery month as the financial instrument underlying a short position held by the Fund (a "long position offsetting a short position"), (b) the sum of the aggregate futures market prices of financial instruments required to be delivered under open futures contract sales and the aggregate purchase prices under open futures contract purchases does not exceed 30% of the value of the Fund's total assets, and (c) immediately thereafter, no more than 5% of the Fund's total assets would be committed to margin. This ability to invest in interest rate futures contracts and options thereon is not for speculation, but solely to permit hedging against anticipated interest rate changes.

NON-FUNDAMENTAL POLICIES


      The Trust has also adopted certain investment restrictions which are non-fundamental policies. Unlike fundamental policies, which may only be changed with the approval of a majority of the outstanding shares of the Fund, non-fundamental policies may be changed by the Trust's Board of Trustees without shareholder approval. However, in the event the Board of Trustees agrees to change a non-fundamental policy, shareholders will be notified in advance of such change.


      The Funds have the following non-fundamental policies:

      All Funds each:

      (1)   May not invest more than 15% (10% in the case of the Money Market
            Fund) of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

      All the Funds except the Ultra Short Fund each:

      (1) Limit investments in certificates of deposit, time deposits or savings account investments to those that are negotiable and have a remaining maturity of 90 days or less.

      (2) Limit the maturities of bankers' acceptances to ninety days or less, and limit investments in bankers' acceptances to those of FDIC insured institutions.

      (3) May not purchase obligations of Federal Land Banks, Federal Intermediate Credit Banks, the Export-Import Bank of the United States, the Commodity Credit Corporation, the National Credit Union Administration and the Tennessee Valley Authority.

      (4) Limit the use of repurchase agreements to repurchase agreements involving obligations of the U.S. Government, including zero coupon Treasury securities that have been stripped of either principal or interest by the U.S. Government so long as the maturity of these securities does not exceed ten years, and obligations of the Federal Home Loan Banks, Fannie Mae, the Government National Mortgage Association, the Federal Farm Credit Banks, the Federal Financing Bank, the Student Loan Marketing Association and Freddie Mac.

      The Money Market Fund and Short U.S. Government Fund each:

      (1) May not invest in reverse repurchase agreements until such time as federal credit unions may invest in them without limitation.

      (2) May not loan federal funds until such time as investors are limited to institutions meeting the requirements of Regulation D of the Board of Governors of the Federal Reserve System.

      The Ultra Short Fund:

      (1) May not invest in foreign securities that are not U.S. dollar denominated.

      (2) May only invest in liquid corporate debt securities and may not invest more than 30% of its total assets in corporate debt securities. In addition, the Fund may not invest in convertible corporate debt securities that are exercisable at the option of the issuer.

      The Short U.S. Government Fund:

      (1) Will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the Investment Company Act of 1940.

      The ARM Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund each:

      (1) Each Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the qualified thrift lender ("QTL") test under the current Office of Thrift Supervision ("OTS") Regulations. Pending any revisions of the current OTS Regulations, each Mortgage Securities Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, each Mortgage Securities Fund will not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, each Mortgage Securities Fund will not purchase any investments having a risk-based weighting for banks in excess of 50% under current federal regulations of the appropriate regulatory agencies. Furthermore, each Mortgage Securities Fund will not invest in "high risk" securities that do not meet the tests contained in the National Credit Union Administration, Regulation 703, and each Mortgage Securities Fund limits its investments to those permissible without limitation for federal savings associations, national banks and federal credit unions under current applicable regulations.

      The ARM Fund:

      (1) May not invest in interest rate caps and floors until such time as the appropriateness of these investments for federal credit unions is clarified.

      (2) Will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in adjustable rate mortgage investments and related instruments. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the Investment Company Act of 1940.

      The Intermediate Mortgage Fund:

      (1) Will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and related instruments. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the Investment Company Act of 1940.

      The U.S. Government Mortgage Fund:

      (1) May not invest in reverse repurchase agreements, interest rate futures contracts, options and options on interest rate futures contracts, in each case until such time as federal credit unions may invest in them without limitation.

      (2) May not loan federal funds until such time as investors are limited to institutions meeting the requirements of Regulation D of the Board of Governors of the Federal Reserve System.

      (3) Will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the Investment Company Act of 1940.

ADDITIONAL INVESTMENT RESTRICTIONS


      Each Fund may invest in eligible bankers' acceptances of an FDIC insured institution if such acceptances have remaining maturities of 90 days or less.


                       PURCHASE AND REDEMPTION OF SHARES

      Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and intermediaries are authorized to accept orders on the Funds' behalf.


      A purchase order is considered binding upon the investor. Should it be necessary to cancel an order because payment was not timely received, the Trust may hold the investor responsible for the difference between the price of the shares when ordered and the price of the shares when the order was cancelled. If the investor is already a shareholder of the Trust, the Trust may redeem shares from the investor's account in an amount equal to such difference. In addition, the Trust, the Investment Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of a Fund's shares.


      The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption (1) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings (i.e., New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or during which trading on the Exchange is restricted, (2) for any period during which an emergency, as defined by the rules of the Securities and Exchange Commission, exists as a result of which (i) disposal by the Fund of securities held by each Fund is not reasonably practicable, or (ii) is not reasonably practicable for the Fund to determine the value of the Fund's net assets, or (3) for such other periods as the Securities and Exchange Commission, or any successor governmental authority, may by order permit for the protection of shareholders of each Fund.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


      The Trust is managed by a Board of Trustees. The trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The trustees' responsibilities include reviewing the actions of the investment adviser, distributor and administrator.


TRUSTEES AND OFFICERS

      Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. The Fund complex consists of the six Funds in the Trust and the AMF Large Cap Equity Institutional Fund, Inc.

                                  POSITION(S) HELD
                                     WITH FUND,               PRINCIPAL OCCUPATION(S) DURING                        NO. OF
                                    LENGTH OF TIME            PAST FIVE YEARS, PRIOR RELEVANT                    PORTFOLIOS IN
NAME, BIRTHDATE AND                  SERVED AND                    EXPERIENCE AND OTHER                           FUND COMPLEX
     ADDRESS                      TERM OF OFFICE                       DIRECTORSHIPS                                OVERSEEN
     -------                      --------------                       -------------                                --------
INDEPENDENT TRUSTEES
Richard M. Amis                 Trustee since 1997.        President, First Federal Community Bank since               6
(11/1/50)                       Indefinite Term of Office  1984; Director, First Financial Trust Company
630 Clarksville Street                                     since 1993; and Chairman, Texas Savings and
Paris, TX  75460                                           Community Bankers Association from  1997 to
                                                           1998.

Arthur G. DeRusso
(5/28/21)                       Trustee since 1993.        Retired; Chief Executive Officer, Eastern                   6
5397 S.E. Major Way             Indefinite Term of Office  Financial Federal Credit Union from 1968 to
Stuart, FL  34997                                          1992; Chairman and Director, First Credit
                                                           Union Trust Co., Inc. from 1988 to 1992;
                                                           President, Airline Credit Union Conference in
                                                           1991; and Director, Honor ATM Network, Florida
                                                           from 1985 to 1990.

                                  POSITION(S) HELD
                                     WITH FUND,               PRINCIPAL OCCUPATION(S) DURING                        NO. OF
                                    LENGTH OF TIME            PAST FIVE YEARS, PRIOR RELEVANT                    PORTFOLIOS IN
NAME, BIRTHDATE AND                  SERVED AND                    EXPERIENCE AND OTHER                           FUND COMPLEX
     ADDRESS                      TERM OF OFFICE                       DIRECTORSHIPS                                OVERSEEN
     -------                      --------------                       -------------                                --------
David F. Holland                Trustee since 1993 and     Chairman of the Board, Chief Executive                      6
(11/3/41)                       from 1988 to 1989.         Officer and President, BostonFed Bancorp
17 New England Executive Park   Indefinite Term of Office  Inc. since 1995; Chairman of the Board
Burlington, MA  01803                                      since 1989 and Chief Executive Officer
                                                           since 1986, Boston Federal Savings Bank;
                                                           Chairman of the Board, Broadway National
                                                           Bank from 1997 to 2003; Director, Federal
                                                           Home Loan Bank of Boston from 1989 to
                                                           1994 and from 1998 to 2003; Chairman,
                                                           America's Community Banking Partners,
                                                           Inc. from 1995 to 1997; Director, ACB
                                                           Investment Services, Inc. from 1995 to
                                                           1997; Director, M.S.B. Fund, Inc. from
                                                           1997 to 2003; Director, NYCE Corporation
                                                           from 1995 to 2001; Director from 1990 to
                                                           1995 and Chairman from 1993 to 1994,
                                                           America's Community Bankers; Member from
                                                           1995 to 1997 and President in 1997,
                                                           Thrift Institution Advisory Council; and
                                                           Director, New England College of Finance
                                                           since 1999.

Gerald J. Levy                  Vice Chairman of the       Chairman since 1984 and Director since                      6
(3/31/32)                       Board and Trustee since    1963, Guaranty Bank (from 1959 to 1984,
4000 W. Brown Deer Road         1982. Indefinite Term of   he held a series of officer's positions,
Milwaukee, WI  53209            Office                     including President); Chairman, United
                                                           States League of Savings Institutions in
                                                           1986; Director, FISERV, Inc. since 1986;
                                                           Director, Republic Mortgage Insurance
                                                           Company since 1995; Director, Guaranty
                                                           Financial since 1992; Director, Federal
                                                           Asset Disposition Association from 1986
                                                           to 1989; Director and Vice Chairman,
                                                           Federal Home Loan Bank of Chicago from
                                                           1978 to 1982; and member of Advisory
                                                           Committee, Federal Home Loan Mortgage
                                                           Corporation and Federal National Mortgage
                                                           Corporation from 1986 to 1987.

                                  POSITION(S) HELD
                                     WITH FUND,               PRINCIPAL OCCUPATION(S) DURING                        NO. OF
                                    LENGTH OF TIME            PAST FIVE YEARS, PRIOR RELEVANT                    PORTFOLIOS IN
NAME, BIRTHDATE AND                  SERVED AND                    EXPERIENCE AND OTHER                           FUND COMPLEX
     ADDRESS                      TERM OF OFFICE                       DIRECTORSHIPS                                OVERSEEN
     -------                      --------------                       -------------                                --------
William A. McKenna, Jr.         Trustee since 2002.        Chairman Emeritus and Trustee since 2004,
(12/26/36)                      Indefinite Term of Office  Chairman of the Board and Chief Executive                   7
71-02 Forest Avenue                                        Officer from 1992 to 2003 and President from
Ridgewood, NY 11385                                        1985 to 2001, Ridgewood Savings Bank;
                                                           Director, RSGroup Trust Company; Director,
                                                           Retirement System Group, Inc. since 1998;
                                                           Trustee, Irish Educational Development
                                                           Foundation, Inc.; Trustee, The Catholic
                                                           University of America since 2002; Trustee,
                                                           RSI Retirement Trust since 1998; Trustee, St.
                                                           Joseph's College since 1987; Director, St.
                                                           Vincent's Services since 1986; Director, Boys
                                                           Hope Girls Hope since 1979; Director, Calvary
                                                           Hospital Fund since 2000; Director, St.
                                                           Aloysius School; Director, American Institute
                                                           of Certified Public Accountants; Director,
                                                           AMF Large Cap Equity Institutional Fund, Inc.
                                                           (formerly Institutional Investors Capital
                                                           Appreciation Fund, Inc.) since 1989; and
                                                           Director, M.S.B. Fund from 1988 to 2003.

                                  POSITION(S) HELD
                                     WITH FUND,               PRINCIPAL OCCUPATION(S) DURING                        NO. OF
                                    LENGTH OF TIME            PAST FIVE YEARS, PRIOR RELEVANT                    PORTFOLIOS IN
NAME, BIRTHDATE AND                  SERVED AND                    EXPERIENCE AND OTHER                           FUND COMPLEX
     ADDRESS                      TERM OF OFFICE                       DIRECTORSHIPS                                OVERSEEN
     -------                      --------------                       -------------                                --------
INTERESTED TRUSTEES
Rodger D. Shay*+                Chairman of the Board and  Chairman and Director, Shay Investment
(9/26/36)                       Trustee since 1993 and     Services, Inc. since 1997 (President and                   6
1000 Brickell Avenue            Trustee from 1985 to       Director from 1990 to 1997); Chairman and
Miami, FL  33131                1990. Indefinite Term of   Indefinite Term of Director, Shay
                                Office                     Financial Services, Inc. and Office Shay
                                                           Assets Management, Inc. since August 1997
                                                           (President and Director from 1990 to
                                                           1997); Director, Horizon Bank, FSB since
                                                           1999 (Chairman from 1999 to 2002);
                                                           President, U.S. League Securities, Inc.
                                                           from 1986 to 1992 (Director from 1986 to
                                                           1991); Vice President, AMF Large Cap
                                                           Equity Institutional Fund, Inc. (formerly
                                                           Institutional Investors Capital
                                                           Appreciation Fund, Inc.) since 1995; Vice
                                                           President, M.S.B. Fund, Inc. from 1995 to
                                                           2003 (Director from 2001 to 2003);
                                                           Director, First Home Savings Bank, S.L.A.
                                                           from 1990 to 1998; President, Bolton Shay
                                                           and Company and Director and officer of
                                                           its affiliates from 1981 to 1985; and
                                                           employed by certain subsidiaries of
                                                           Merrill Lynch & Co. from 1955 to 1981
                                                           (where he served in various executive
                                                           positions including Chairman of the
                                                           Board, Merrill Lynch Government
                                                           Securities, Inc.; and Managing Director,
                                                           Debt Trading Division of Merrill Lynch,
                                                           Pierce, Fenner & Smith Inc.).

Rodger D. Shay, Jr.* +          Trustee since 2002.        President and Chief Executive Officer, Shay
(9/16/59)                       Indefinite Term of Office  Financial Services, Inc. since 1997; Senior                 6
1000 Brickell Avenue                                       Vice President, Shay Assets Management, Inc.
Miami, FL 33131                                            since 1997; Director, Family Financial
                                                           Holdings, LLC since 2000; Director, First
                                                           Financial Bank and Trust since 2003; and
                                                           Director, First Federal Savings and Loan of
                                                           Memphis from 1989 to 1991.


-----------------


* This Trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.


+ Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

                                  POSITION(S) HELD
                                     WITH FUND,               PRINCIPAL OCCUPATION(S) DURING                        NO. OF
                                    LENGTH OF TIME            PAST FIVE YEARS, PRIOR RELEVANT                    PORTFOLIOS IN
NAME, BIRTHDATE AND                  SERVED AND                    EXPERIENCE AND OTHER                           FUND COMPLEX
     ADDRESS                      TERM OF OFFICE                       DIRECTORSHIPS                                OVERSEEN
     -------                      --------------                       -------------                                --------
OFFICERS
Edward E. Sammons, Jr.          President since 1998.      President, Shay Assets Management, Inc. since               6
(12/29/39)                      Term of Office Expires     1997 (Executive Vice President from 1990 to
230 West Monroe Street          2005                       1997); Executive Vice President and member of
Suite 2810                                                 the Managing Board, Shay Assets Management Co.
Chicago, IL  60606                                         from 1990 to 1997; Executive Vice President
                                                           and member of the Managing Board, Shay
                                                           Financial Services, Co. from 1990 to 1997;
                                                           Executive Vice President, Shay Financial
                                                           Services, Inc. from 1990 to 1997; Vice
                                                           President and Secretary, AMF Large Cap Equity
                                                           Institutional Fund, Inc. (formerly
                                                           Institutional Investors Capital Appreciation
                                                           Fund, Inc.) since 1995; and Vice President and
                                                           Secretary, M.S.B. Fund, Inc. from 1995 to 2003.

Robert T. Podraza               Vice President and         Vice President, Shay Investment Services, Inc.              6
(10/21/44)                      Assistant Treasurer since  since 1990; Vice President and Chief
1000 Brickell Avenue            1998.                      Compliance Officer, Shay Financial Services,
Miami, FL 33131                 Term of Office Expires     Inc. since 1990 and 1997, respectively; Vice
                                2005                       President since 1990 and Chief Compliance
                                                           Officer from 1997 to 2004, Shay Assets
                                                           Management, Inc.; Chief Compliance Officer,
                                                           Shay Financial Services Co. and Shay Assets
                                                           Management Co. from 1989 to 1997; and
                                                           Director, National Society of Compliance
                                                           Professionals from 1996 to 1999.

Trent M. Statczar               Treasurer since 2002.      Financial Services Vice President, BISYS                    6
(8/31/71)                       Term of Office Expires     Investment Services since 2003; Financial
3435 Stelzer Road               2005                       Services Director, BISYS Investment Services
Columbus, OH  43219                                        from 2000 to 2003; Financial Services Manager,
                                                           BISYS Investment Services from 1998 to 2000;
                                                           Financial Services Associate Manager, BISYS
                                                           Investment Services from 1997 to 1998;
                                                           Treasurer, AMF Large Cap Equity Institutional
                                                           Fund, Inc. (formerly Institutional Investors
                                                           Capital Appreciation Fund, Inc.) since 2002.

                                  POSITION(S) HELD
                                     WITH FUND,               PRINCIPAL OCCUPATION(S) DURING                        NO. OF
                                    LENGTH OF TIME            PAST FIVE YEARS, PRIOR RELEVANT                    PORTFOLIOS IN
NAME, BIRTHDATE AND                  SERVED AND                    EXPERIENCE AND OTHER                           FUND COMPLEX
     ADDRESS                      TERM OF OFFICE                       DIRECTORSHIPS                                OVERSEEN
     -------                      --------------                       -------------                                --------
Daniel K. Ellenwood             Secretary since 1998.      Chief Compliance Officer since 2004,                        6
(5/8/69)                        Term of Office Expires     Operations/Compliance Officer from 2003 to
230 West Monroe Street          2005                       2004, Operations Manager from 1997 to 2003,
Suite 2810                                                 Shay Assets Management, Inc.; Compliance
Chicago, IL  60606                                         Analyst, Shay Financial Services, Inc. since
                                                           1996; and B.S. in Finance, University of
                                                           Illinois at Chicago, 1994.

Frederick J. Schmidt            Chief Compliance Officer   Senior Vice President and Chief Compliance                  7
(7/10/59)                       since 2004.                Officer, CCO Services of BISYS Fund Services
90 Park Avenue                  Term of Office Expires     since 2004; Chief Compliance Officer of four
10th Floor                      2005                       other investment companies or fund complexes
New York, NY  10016                                        for which CCO Services of BISYS Fund Services
                                                           provides compliance services; President, FJS
                                                           Associates (regulatory consulting firm) from
                                                           2002 to 2004; Vice President, Credit Agricole
                                                           Asset Management, U.S. from 1987 to 2002.

Christine A. Cwik               Assistant Secretary since  Executive Secretary, Shay Assets Management,                6
(8/11/49)                       1999.                      Inc. since 1999; and Executive Secretary, Shay
230 West Monroe Street          Term of Office Expires     Investment Services, Inc. from 1997 to 1999.
Suite 2810                      2005
Chicago, IL  60606

Alaina V. Metz                  Assistant Secretary since  Vice President, BISYS Fund Services since                   7
(4/7/67)                        1999 and Assistant         2002; Chief Administrative Officer, BISYS Fund
3435 Stelzer Road               Treasurer since 2002.      Services from 1995 to 2002; Assistant
Columbus, OH  43219             Term of Office Expires     Secretary and Assistant Treasurer, AMF Large
                                2005                       Cap Equity Institutional Fund, Inc. (formerly
                                                           Institutional Investors Capital Appreciation
                                                           Fund, Inc.) since 1999 and 2002, respectively.



      The following table sets forth the compensation earned by trustees from the Trust and the fund complex for the fiscal year ended October 31, 2004:




                                                                PENSION OR        ESTIMATED
                                                               RETIREMENT           ANNUAL                TOTAL
                                     AGGREGATE              BENEFITS ACCRUED       BENEFITS           COMPENSATION
                                   COMPENSATION              AS PART OF TRUST        UPON             FROM TRUST AND
     TRUSTEE                      FROM THE TRUST                EXPENSES          RETIREMENT           FUND COMPLEX
     -------                      --------------                --------          ----------           ------------
INDEPENDENT TRUSTEES
Richard M. Amis                      $[__]                       $[__]              $[__]                 $[__]
Arthur G. DeRusso                     [__]                        [__]               [__]                  [__]
David F. Holland                      [__]                        [__]               [__]                  [__]
Gerald J. Levy                        [__]                        [__]               [__]                  [__]
William A. McKenna, Jr.               [__]                        [__]               [__]                  [__]

INTERESTED TRUSTEES
Rodger D. Shay                        [__]                        [__]               [__]                  [__]
Rodger D. Shay, Jr.                   [__]                        [__]               [__]                  [__]

      The independent trustees receive an annual retainer of $10,000 and the board and committee meeting attendance fee (including telephonic meetings) is $1,500.


      The Board of Trustees has two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee met three times during the Trust's last fiscal year. The Nominating Committee meet once during the Trust's last fiscal year.


      The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the auditors. The members of the Audit Committee are David F. Holland, Chair, Richard M. Amis, Gerald J. Levy, and William A. McKenna, Jr.


      The Nominating Committee is responsible for selection and nomination for election or appointment to the Board of the independent trustees. In the event of a vacancy on the Board, the Nominating Committee receives suggestions from various sources as to suitable candidates, including shareholders of the Trust. Suggestions and other correspondence should be sent in writing to Daniel K. Ellenwood, Secretary, Shay Assets Management, Inc., 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606. The Nominating Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating Committee are Richard M. Amis, Chair, Arthur G. DeRusso, David F. Holland, Gerald J. Levy, and William A. McKenna, Jr.



      The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2004:



                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                            SECURITIES IN ALL REGISTERED
                                                                                          INVESTMENT COMPANIES OVERSEEN
                                                        DOLLAR RANGE OF EQUITY               BY TRUSTEE IN FAMILY OF
                 NAME OF TRUSTEE                       SECURITIES IN THE FUNDS                 INVESTMENT COMPANIES
                 ---------------                       -----------------------                 --------------------
INDEPENDENT TRUSTEES
Richard M. Amis                                                                                         [__]
     Money Market Fund........................                  [__]
     Ultra Short Fund.........................                  [__]
     ARM Fund.................................                  [__]
     Short U.S. Fund..........................                  [__]
     Intermediate Mortgage Fund...............                  [__]
     U.S. Government Mortgage Fund............                  [__]
     TOTAL....................................                  [__]

Arthur G. DeRusso                                                                                       [__]
     Money Market Fund........................                  [__]
     Ultra Short Fund.........................                  [__]
     ARM Fund.................................                  [__]
     Short U.S. Fund..........................                  [__]
     Intermediate Mortgage Fund...............                  [__]
     U.S. Government Mortgage Fund............                  [__]
     TOTAL....................................                  [__]

David F. Holland                                                                                        [__]
     Money Market Fund........................                  [__]

                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                            SECURITIES IN ALL REGISTERED
                                                                                          INVESTMENT COMPANIES OVERSEEN
                                                        DOLLAR RANGE OF EQUITY               BY TRUSTEE IN FAMILY OF
                 NAME OF TRUSTEE                       SECURITIES IN THE FUNDS                 INVESTMENT COMPANIES
                 ---------------                       -----------------------                 --------------------
     Ultra Short Fund.........................                  [__]
     ARM Fund.................................                  [__]
     Short U.S. Fund..........................                  [__]
     Intermediate Mortgage Fund...............                  [__]
     U.S. Government Mortgage Fund............                  [__]
     TOTAL....................................                  [__]

Gerald J. Levy                                                                                          [__]
     Money Market Fund........................                  [__]
     Ultra Short Fund.........................                  [__]
     ARM Fund.................................                  [__]
     Short U.S. Fund..........................                  [__]
     Intermediate Mortgage Fund...............                  [__]
     U.S. Government Mortgage Fund............                  [__]
     TOTAL....................................                  [__]

William A. McKenna, Jr.                                                                                 [__]
     Money Market Fund........................                  [__]
     Ultra Short Fund.........................                  [__]
     ARM Fund.................................                  [__]
     Short U.S. Fund..........................                  [__]
     Intermediate Mortgage Fund...............                  [__]
     U.S. Government Mortgage Fund............                  [__]
     TOTAL....................................                  [__]

INTERESTED TRUSTEES
Rodger D. Shay                                                                                          [__]
     Money Market Fund........................                  [__]
     Ultra Short Fund.........................                  [__]
     ARM Fund.................................                  [__]
     Short U.S. Fund..........................                  [__]
     Intermediate Mortgage Fund...............                  [__]
     U.S. Government Mortgage Fund............                  [__]
     TOTAL....................................                  [__]

Rodger D. Shay                                                                                         [__]
     Money Market Fund........................                  [__]
     Ultra Short Fund.........................                  [__]
     ARM Fund.................................                  [__]
     Short U.S. Fund..........................                  [__]
     Intermediate Mortgage Fund...............                  [__]
     U.S. Government Mortgage Fund............                  [__]
     TOTAL....................................                  [__]



      As of _______, 2005, [one] trustee had, through the institution he serves as an officer, shared voting and investment power over ____ Class I Shares (___%) of the Money Market Fund. [Two] of the trustees had, through the institutions they serve as officers, shared voting and investment power over ____ shares (___%) and _____ shares (___%) of the Ultra Short Fund. [Two] of the trustees had, through the institutions they serve as officers, shared voting and investment power over ____ shares (___%) and ____ shares (___%) of the Short U.S. Government Fund. [Two] of the trustees had, through the institutions they serve as officers, shared voting and investment power over ____ shares (___%) and _____ shares (___%) of the ARM Fund.



      [The officers and trustees of the Trust as a group directly own less than 1% of the shares of each Fund (including each class of the Money Market Fund).]



      [No independent trustees own beneficially or of record, any security of Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc. or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc.]



      The following table provides certain information at _____, 2005 with respect to persons known to the Trust to be beneficial and record owners (having sole voting and dispositive power) of 5% or more of the shares of common stock of the Funds:






                                                               PERCENT OF FUND'S
                                                NUMBER OF        OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER    FUND     SHARES          COMMON SHARES
------------------------------------    ----    ---------      ----------------


      BISYS Fund Services Inc., FBO Total Plus Sweep Customers, 3435 Stelzer Rd., Columbus, OH 43219 is the holder of record only of the Money Market Fund Class D shares listed above that are held for the benefit of Total Plus Sweep Customers.


                               INVESTMENT ADVISER



      The investment adviser of the Trust since December 8, 1997 is Shay Assets Management, Inc. (the "Investment Adviser"), a Florida corporation, with its principal office at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of Shay Investment Services, Inc., a closely held corporation controlled by Rodger
D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees. As a result of the foregoing, Rodger D. Shay and Rodger D. Shay, Jr. are considered interested persons of the Trust. The Investment Adviser also serves as sub-adviser to the John Hancock Large Cap Select Fund, RSI Retirement Trust Actively Managed Bond Fund, RSI Retirement Trust Intermediate-Term Bond Fund and RSI Retirement Trust Value Equity Fund.


      The Investment Advisory Agreement between the Funds (other than the Ultra Short Fund) and the Investment Adviser (the "Advisory Agreement") continues from year to year, subject to termination by the Fund or the Investment Adviser as hereinafter provided, if such continuance is approved at least annually by a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of each Fund or by the Board of Trustees. The separate Investment Advisory Agreement between the Ultra Short Fund and the Investment Adviser (the "Ultra Short Advisory Agreement" and together with the Advisory Agreement, the "Advisory Agreements") continues from year to year thereafter, in the same manner as the Advisory Agreement subject to the continuation provisions described above. The Advisory Agreements must also be approved annually by the vote of a majority of the trustees who are not parties to each Advisory Agreement or "interested persons" of any party thereto. All trustees' votes must be cast in person at a meeting called for the purpose of voting on such approval.

      The Advisory Agreements have been approved by a majority of the independent trustees of the Trust. The independent trustees have determined that the terms of the Advisory Agreements are fair and reasonable and that the Advisory Agreements are in the Trust's best interests. At an in-person meeting held on _______, 2005, the independent trustees considered _________.



      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Money Market Fund pays the Investment Adviser a fee, payable monthly, computed as follows with respect to the Money Market Fund:
0.15% per annum of the average daily net assets of the Fund up to and including $500 million; 0.125% per annum of the next $500 million of such net assets; and 0.10% per annum of such net assets over $1 billion. The Advisory Agreement provides that in the event the daily ratio of Expenses (as defined in the Advisory Agreement) to daily net assets with respect to the Fund on any day exceeds 0.75% (such expenses hereinafter called the "Excess Expense" of the Fund), the compensation due to the Investment Adviser for that day shall be reduced, but not below zero, by an amount equal to the Excess Expense of such Fund. The Investment Adviser may supplementally waive advisory fees in an amount up to but not to exceed 0.15% of the average daily net assets of the Fund. Effective June 25, 2003, the Investment Adviser is voluntarily waiving its entire fee. This voluntary waiver agreement may be terminated at any time by the Investment Adviser.






      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the ARM Fund pays the Investment Adviser a fee, payable monthly, based on an annual percentage of the average daily net assets of the Fund as follows: 0.45% on the first $3 billion; 0.35% of the next $2 billion and 0.25% in excess of $5 billion. The Investment Adviser may voluntarily elect to waive its advisory fees in an amount up to but not to exceed 0.45% of the average daily net assets of the Fund. The Investment Adviser is currently voluntarily waiving 0.20% of its fee so that the Fund pays a management fee of 0.25% of its average daily net assets. This voluntary waiver agreement may be terminated at any time by the Investment Adviser.



      As compensation for the services rendered by the Investment Adviser under the Ultra Short Advisory Agreement, the Ultra Short Fund pays the Investment Adviser a fee, payable monthly, equal to 0.45% per annum of the average daily net assets of the Fund; provided, however, that the Investment Adviser is currently voluntarily waiving 0.20% of its fee so that the Fund pays a management fee of 0.25% of its average daily net assets. The voluntary waiver may be terminated at any time by the Investment Adviser.


      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund pays the Investment Adviser a fee, payable monthly, computed as follows: 0.25% per annum of the average daily net assets of the Fund up to and including $500 million; 0.175% per annum of the next $500 million of such net assets; 0.125% per annum of the next $500 million of such assets; and 0.10% per annum of such net assets over $1.5 billion. The Advisory Agreement provides that in the event the daily ratio of Expenses (as defined in the Agreement) to daily net assets with respect to a Fund on any day exceeds 0.75% (such expenses hereinafter called the "Excess Expense" of such Fund), the compensation due to the Investment Adviser for that day shall be reduced, but not below zero, by an amount equal to the Excess Expense of such Fund.

      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Intermediate Mortgage Fund pays the Investment Adviser a fee, payable monthly at the rate of 0.35% per annum of the average daily net assets of the Fund up to and including $500 million; 0.275% per annum of the next $500 million of such net assets; 0.20% per annum of the next $500 million of such net assets; and 0.10% per annum of such net assets over $1.5 billion. The Advisory Agreement provides that in the event the daily ratio of Expenses (as defined in the Agreement) to daily net assets with respect to a Fund on any day exceeds 0.75% (such expenses hereinafter called the "Excess Expense" of such Fund), the compensation due to the Investment Adviser for that day shall be reduced but not below zero, by an amount equal to the Excess Expense of such Fund. The Investment Adviser may voluntarily elect to waive its fees in an amount up to but not to exceed 0.35% of the average daily net assets of the Fund. The Investment Adviser is currently voluntarily waiving 0.10% of its fee so that the Fund pays a management fee of 0.25% of its average daily net assets. This voluntary waiver agreement may be terminated at any time by the Investment Adviser.



                                               INVESTMENT ADVISORY FEES PAID
                                               FISCAL YEAR ENDED OCTOBER 31
                                           -------------------------------------
               FUND                         2004        2003           2002
-------------------------------            ------   ------------   -------------
Money Market...................            $ [__]   $     47,496   $    87,808
ARM............................              [__]     11,209,186     6,717,820
Ultra Short....................              [__]        699,600       534,761
Short U.S. Government..........              [__]        525,010       450,870
Intermediate Mortgage..........              [__]        851,865       541,448
U.S. Government Mortgage.......              [__]        421,331       251,098



                                               INVESTMENT ADVISORY FEES WAIVED
                                               FISCAL YEAR ENDED OCTOBER 31
                                           -------------------------------------
              FUND                          2004        2003           2002
-------------------------------            ------   ------------   -------------
Money Market..................             $ [__]   $     34,301   $           0
ARM...........................               [__]      7,441,857       5,374,315
Ultra Short...................               [__]        559,685         427,382
Intermediate Mortgage.........               [__]        340,743         216,577





      The Investment Adviser may from time to time enter into arrangements with entities such as trade associations and affinity groups ("organizations") whereby the Investment Adviser agrees to pay such an organization a portion of the management fees received by the Investment Adviser with respect to assets invested in the Funds by members of the organization for certain services or products (such as use of logos or membership lists, bundling with or placement of articles in newsletters or other organization publications, directory listings, and space at trade shows) provided by the organization.

      The Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreements.

      The Advisory Agreements will terminate automatically upon assignment and are terminable with respect to a Fund at any time without penalty by the Board of Trustees or by a vote of a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of the Fund on 60 days' written notice to the Investment Adviser, or by the Investment Adviser on 90 days' written notice to the Fund.


PORTFOLIO MANAGERS



      The portfolio managers responsible for the day-to-day management of the Funds' investments are Edward E. Sammons, Jr., Richard Blackburn, Jon P. Denfeld, David Petrosinelli and Kevin T. Blaser.

         The Investment Adviser currently only manages accounts of registered investment companies. Below is a list of the accounts, including the Funds, managed by each portfolio manager on behalf of the Investment Adviser as of October 31, 2004:



                                                            TOTAL ASSETS
                                                NUMBER OF      IN THE
            PORTFOLIO MANAGER                   ACCOUNTS      ACCOUNTS
-----------------------------------------       ---------   ------------
Edward E. Sammons........................         [__]          [__]
Richard Blackburn........................         [__]          [__]
Jon P. Denfeld...........................         [__]          [__]
David Petrosinelli.......................         [__]          [__]
Kevin T. Blaser..........................         [__]          [__]



      Investment decisions for each Fund are made independently from those for the other Funds and other accounts advised by the Investment Adviser. It may happen, on occasion, that the same security is held in one Fund and in another Fund or in another account advised by the Investment Adviser. Simultaneous transactions are likely when several portfolios are advised by the same investment adviser, particularly when a security is suitable for the investment objectives of more than one of such accounts. When two or more Funds or accounts advised by the Investment Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective Funds or accounts, both as to amount and price, in accordance with a method deemed equitable to each Fund or account. In some cases, this system may adversely affect the price paid or received by a Fund or the size of the security position obtainable for such Fund.



      Portfolio manager compensation consists of a base salary which is typically augmented by semi-annual subjective bonus payments based on periods ended June 30th and December 31st. During cycles of rapidly rising assets under management, aggregate annual bonus compensation may be expected to exceed base salary compensation. In periods of rapidly declining assets under management, the opposite may be true. Bonus incentives can also be affected by long term risk-adjusted return performance.



      The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager as of October 31, 2004:



                                DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                          ----------------------------------------------------------
                          MONEY          ULTRA  SHORT                      U.S.
                          MARKET  ARM    SHORT   U.S.   INTERMEDIATE     GOVERNMENT
   PORTFOLIO MANAGER       FUND   FUND    FUND   FUND  MORTGAGE FUND   MORTGAGE FUND
-----------------------   ------  -----  -----  -----  -------------   -------------
Edward E. Sammons......    [__]   [__]    [__]   [__]      [__]            [__]
Richard Blackburn......    [__]   [__]    [__]   [__]      [__]            [__]
Jon P. Denfeld.........    [__]   [__]    [__]   [__]      [__]            [__]
David Petrosinelli.....    [__]   [__]    [__]   [__]      [__]            [__]
Kevin T. Blaser........    [__]   [__]    [__]   [__]      [__]            [__]


                                   DISTRIBUTOR


      Shay Financial Services, Inc. is a registered broker-dealer and the Funds' principal distributor (the "Distributor"). The Distributor, a Florida corporation, is a wholly owned subsidiary of Shay Investment Services, Inc., which is a closely held corporation controlled by Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees and President of the Distributor. The Distributor is located at 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606-4902.

      As compensation for distribution services with regard to the Class I Shares of the Money Market Fund and the Short U.S. Government Fund, the Trust pays the Distributor a fee, payable monthly, with respect to those Funds at the rate of 0.15% per annum of the combined average daily net assets of both Funds up to and including $500 million; plus 0.125% per annum of the next $500 million of such combined net assets; plus 0.10% per annum of the next $1 billion of such combined net assets; plus 0.075% per annum of such combined net assets over $2 billion. This fee is allocated between the two Funds based on their relative average net assets. The Distributor waived its entire fee for the Class I Shares of the Money Market Fund for the fiscal year ended October 31, 2004. Effective November 1, 2004, the Distributor is voluntarily waiving 0.10% of its fee with respect to the Class I Shares of the Money Market Fund so that the Fund pays the Distributor a fee of 0.05% of the Fund's average daily net assets of the Class I Shares of the Money Market Fund. This voluntary waiver agreement may be terminated at any time by the Distributor. As compensation for distribution services with regard to the Class D Shares of the Money Market Fund, the Trust pays the Distributor a fee, payable monthly, with respect to the Class D Shares at the rate of 0.60% per annum of the daily net assets of the Class D Shares. The Distributor is currently voluntarily waiving a portion of its fee so that Total Fund Operating Expenses of Class D Shares of the Money Market Fund do not exceed 0.75% of average daily net assets. This voluntary waiver may be terminated at any time by the Distributor.



      As compensation for distribution services, the ARM Fund pays the Distributor a fee, payable monthly at the rate of 0.25% per annum of the average daily net assets of the Fund. The Distributor may voluntarily elect to waive its 12b-1 fees in an amount up to but not to exceed 0.25% of the average daily net assets of the Fund. The Distributor is currently voluntarily waiving 0.10% of its fee so that the Fund pays the Distributor a fee of 0.15% of the Fund's average daily net assets. This voluntary waiver agreement may be terminated at any time by the Distributor.



      As compensation for distribution services, the Ultra Short Fund pays the Distributor a fee, payable monthly, with respect to the Fund at the rate of 0.25% per annum of the average daily net assets of the Fund. The Distributor may voluntarily elect to waive its fees in an amount up to but not to exceed 0.25% of the average daily net assets of the Fund. The Distributor is currently voluntarily waiving 0.10% of its fee so that the Fund pays the Distributor a fee of 0.15% of the Fund's average daily net assets. The voluntary waiver may be terminated by the Distributor at any time.


      As compensation for distribution services, each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund pays the Distributor a fee, payable monthly, at the rate of 0.15% per annum of the average daily net assets of each Fund up to and including $500 million; 0.125% per annum of the next $500 million of such net assets; 0.10% per annum of the next $500 million of such net assets; and 0.075% per annum of such net assets over $1.5 billion.


                                       DISTRIBUTION FEES PAID
                                   FISCAL YEAR ENDED OCTOBER 31
                                 ---------------------------------
            FUND                  2004       2003          2002
-----------------------------    ------   ----------   -----------
Money Market.................    $ [__]   $  100,287   $    50,606
ARM..........................      [__]    6,725,544     4,030,712
Ultra Short..................      [__]      419,762       320,858
Short U.S. Government........      [__]      315,008       270,523
Intermediate Mortgage........      [__]      511,121       324,870
U.S. Government Mortgage.....      [__]      252,800       150,659

                                      DISTRIBUTION FEES WAIVED
                                    FISCAL YEAR ENDED OCTOBER 31
                                 ---------------------------------
            FUND                  2004       2003         2002
-----------------------------    ------   ----------   -----------
Money Market.................    $ [__]   $   72,123   $    84,276
ARM..........................      [__]    4,483,642     2,687,108
Ultra Short..................      [__]      279,838       213,666





      The Distributor is obligated under the Distribution Agreement to bear the costs and expenses of printing and distributing copies of prospectuses and annual and interim reports of the Trust (after such items have been prepared and set in type) that are used in connection with the offering of shares of the Trust to investors, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor in connection with the offering of the shares of the Funds for sale to investors.


      The Trust has been informed by the Distributor that during its fiscal year ended October 31, 2004, of the fees received by the Distributor with respect to the Funds, the following expenditures were made:



                                                             EMPLOYEE      STAFF        OTHER
                                                           COMPENSATION   TRAVEL &  ADMINISTRATIVE
             FUND                 ADVERTISING   PRINTING     & COSTS      EXPENSE      EXPENSE
-------------------------------   -----------   --------   ------------   --------  --------------
Money Market...................   $   [__]      $ [__]     $   [__]       $ [__]    $   [__]
ARM............................       [__]        [__]         [__]         [__]        [__]
Ultra Short....................       [__]        [__]         [__]         [__]        [__]
Short U.S. Government..........       [__]        [__]         [__]         [__]        [__]
Intermediate Mortgage..........       [__]        [__]         [__]         [__]        [__]
U.S. Government Mortgage.......       [__]        [__]         [__]         [__]        [__]



      Shay Financial Services, Inc., the Funds' Distributor, and its affiliated persons, including Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, Rodger D. Shay, Jr., who is a member of the Board of Trustees, Edward E. Sammons Jr., who is President of the Trust, Robert T. Podraza, who is Vice President and Assistant Treasurer of the Trust, and Daniel K. Ellenwood, who is Secretary of the Trust, have a direct or indirect financial interest in the operation of the Funds' Rule 12b-1 Plan and related Distribution Agreement. None of the trustees who are not interested persons of the Trust have any direct or indirect financial interest in the operation of the Funds' Rule 12b-1 Plan and related Distribution Agreement.



      The Trust has appointed the Distributor to act as the principal distributor of the Fund's continuous offering of shares pursuant to a Distribution Agreement dated December 8, 1997 between the Trust and the Distributor (the "Distribution Agreement"). The initial term of the Distribution Agreement was completed as of March 1, 1999, and now continues in effect from year to year thereafter, subject to termination by the Trust or the Distributor as hereinafter provided, if approved at least annually by the Board of Trustees and by a majority of the trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the arrangements contemplated by the agreement. In approving the Rule 12b-1 Plan, the Board of Trustees concluded in accordance with the requirements of Rule 12b-1 under the 1940 Act that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit each Fund and its shareholders.


      The Trust's Rule 12b-1 Plan requires the Board of Trustees to make a quarterly review of the amount expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. The Rule 12b-1 Plan may not be amended to increase materially the amount paid by a Fund thereunder without shareholder approval. All material amendments to the Rule 12b-1 Plan must be approved by the Board of Trustees and by the "disinterested" trustees referred to above. The Rule 12b-1 Plan will terminate automatically upon its assignment and is terminable at any time without penalty by a majority of the trustees who are "disinterested" as described above or by a vote of a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of each Fund on 60 days' written notice to the Distributor, or by the Distributor on 90 days' written notice to the Trust. Although the Distributor's fee is calculable separately with respect to each Fund and the Distributor reports expense information to the Trust on a Fund-by-Fund basis, any 12b-1 fee received by the Distributor in excess of expenses for a given Fund may be used for any purpose, including payment of expenses incurred in distributing shares of another Fund, to compensate another dealer for distribution assistance or payment of the Distributor's overhead expenses.



      The Investment Adviser or Distributor, out of its own resources and without additional costs to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds in recognition of their marketing, transaction processing and/or administrative services support.



      The Trust, the Investment Adviser and the Distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members and officers of the Trust and employees of the Investment Adviser and Distributor are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the codes of ethics. The codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Portfolio managers, traders, research analysts and others involved in the investment advisory process are subject to special standards. Among other things, the codes of ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of quarterly reporting of securities transactions. Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.



      It is not anticipated that the Funds will invest in voting securities. In the event a Fund invests in voting securities, the Trust has delegated to the Investment Adviser the responsibility for voting the proxies related to such securities, subject to the Board of Trustee's oversight. It is the Investment Adviser's policy to vote proxies in a manner that is most economically beneficial to the Fund. When a vote presents a conflict between the interests of Fund shareholders and the interests of the Investment Adviser or Distributor, a special internal review by the Investment Adviser's Executive Committee determines the vote. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-527-3713 or on the SEC's website at http://www.sec.gov.






                                  FUND SERVICES



      BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, an Ohio corporation, is the Trust's current administrative agent (the "Administrator") with respect to each Fund. Pursuant to the terms of the administration agreement between the Trust and BISYS (the "Administration Agreement"), BISYS performs various administrative services for the Funds, including (i) assisting in supervising all aspects of the Funds' operations other than those assumed by the Investment Adviser, Distributor, custodian, fund accountant and transfer and dividend agent, (ii) providing each Fund with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Funds, (iii) maintaining each Fund's books and records, and (iv) preparing various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of each Fund.

      In addition, BISYS is the transfer and dividend agent for the Funds' shares. Pursuant to the terms of the transfer agency agreement between the Trust and BISYS (the "Transfer Agency Agreement"), BISYS provides various transfer agency services to the Funds, including (i) processing shareholder purchase and redemption requests, (ii) processing dividend payments and (iii) maintaining shareholder account records.



      BISYS also serves as the fund accountant for the Trust. Pursuant to the terms of the fund accounting agreement between the Trust and BISYS (the "Fund Accounting Agreement"), BISYS provides various fund accounting services to the Funds, which include (i) computing each Fund's net asset value for purposes of the sale and redemption of its shares, (ii) computing each Fund's dividend payables, (iii) preparing certain periodic reports and statements, and (iv) maintaining the general ledger accounting records for each Fund.



      As compensation for the services rendered by BISYS under the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement, the Trust pays BISYS a single fee, computed daily and payable monthly, with respect to each Fund at the rate of 0.03% per annum of the Fund's average daily net assets up to and including $1 billion; 0.02% per annum of the next $1 billion of average daily net assets; and 0.01% per annum of each Fund's average daily net assets over $2 billion, with a minimum annual fee of $393,200 for all the Trust's six series taken together. If applicable, the minimum fee is allocated among the Trust's six series based on relative average daily net assets. Certain out of pocket expenses and miscellaneous service fees and charges are not included in the fee rates and minimum annual fee described above. BISYS is also entitled to receive a $15.00 per account per Fund annual processing fee.



                                     ADMINISTRATIVE, FUND ACCOUNTING AND
                                    TRANSFER AGENCY FEES PAID (FEES WAIVED)
                                        FISCAL YEAR ENDED OCTOBER 31
                                    --------------------------------------
              FUND                   2004        2003           2002
---------------------------------   ------     --------    ---------------
Money Market.....................   $ [__]     $ 16,359    $        17,550
ARM..............................     [__]      748,370            566,115
Ultra Short......................     [__]       83,950     53,330 (10,840)
Short U.S. Government............     [__]       63,000             54,091
Intermediate Mortgage............     [__]      102,222             64,972
U.S. Government Mortgage.........     [__]       50,559             30,163



      The Trust has also entered into a compliance services agreement with BISYS (the "Compliance Services Agreement") Pursuant to the terms of the agreement, BISYS makes available an individual to serve as the Trust's chief compliance officer. The chief compliance officer is responsible for administering the Trust's compliance policies and procedures and annually reviewing the compliance policies and procedures of the Trust and the Trust's service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services rendered by BISYS under the Compliance Services Agreement, the Trust pays BISYS an annual fee of $100,000.


                                    CUSTODIAN

      The Bank of New York, 100 Church Street, 10th Floor, New York, New York 10286, a Maryland corporation, is the custodian of the Funds' investments.

                        DETERMINATION OF NET ASSET VALUE


      With respect to the Money Market Fund, the Trust relies on an exemptive rule (Rule 2a-7 under the 1940 Act) promulgated by the Securities and Exchange Commission permitting the Fund to use the amortized cost procedure in valuing the Money Market Fund's investments. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The Board of Trustees has determined that, absent unusual circumstances, the amortized cost method of valuation will fairly reflect the value of each shareholder's interest. As a condition to the use of the amortized cost method of valuation pursuant to such exemptive rule, the Money Market Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 days or less only, and invest only in securities determined by the Board of Trustees to be of eligible quality with minimal credit risks. (See rating requirements under "The Funds' Objectives and Investment Policies -- FDIC Insured Institutions" in this Statement of Additional Information.) An instrument which has a variable or floating rate of interest may be deemed under certain circumstances to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

      The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the price per share of shares of the Money Market Fund as computed for the purpose of distribution and redemption at $1.00. Such procedures include review by the Board of Trustees, as it may deem appropriate and at such intervals as are reasonable in light of current market conditions, of the deviation between the net asset value per share calculated by using available indications of market value and the net asset value per share using amortized cost values. The Investment Adviser has been delegated the authority to determine the market values of the securities held by the Fund through use of its matrix pricing system, provided that any changes in the methods used to determine market values are reported to and reviewed by the Board of Trustees.

      The extent of any deviation between the net asset value per share of the Money Market Fund based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds -1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it shall take such corrective action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share by using available market quotations.


      For purposes of determining the net asset value per share of each other Fund, investments will generally be valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Investment Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.


                              FEDERAL INCOME TAXES

      The following discussion is not intended to be a full discussion of federal income tax laws and their effect on shareholders. Investors should consult their own tax advisors as to the tax consequences of ownership of shares.

      Each of the Fund's portfolios is treated as a separate entity for federal income tax purposes, and thus the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies are applied to each Fund separately, rather than to the Trust as a whole. In addition, net long-term and short-term capital gains and losses, net investment income, and operating expenses are determined separately for each Fund.


      Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. In order to so qualify, each Fund must, among other things: (a) diversify its holdings so that generally, at the end of each quarter of the taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, government securities and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than government securities); and (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, and other income derived with respect to its business of investing in stock or securities. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders, provided at least 90% of its investment company taxable income earned in the taxable year (computed without regard to the deduction for dividends paid) is so distributed.


      Dividends of the Money Market Fund's net investment income (which generally includes income net of operating expenses), and distributions of net short-term capital gains are taxable to shareholders as ordinary income whether reinvested in shares or paid in cash.


      Dividends of each Fund's (other than the Money Market Fund which is described above) net investment income (which generally includes income other than net capital gains, net of operating expenses), and distributions of net short-term capital gains (i.e., the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income whether reinvested in shares or paid in cash. Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long shares of the Fund have been held, whether reinvested in shares or paid in cash. Under the Code, net long-term capital gains received by corporate shareholders (including long-term capital gain distributions by a Fund) are taxed at the same rates as ordinary income. Net long-term capital gains received by individual and other non-corporate shareholders (including long-term capital gain distributions by a Fund) are generally taxed at a maximum rate of 15%.



      Because no portion of the income of any Fund will consist of dividends from domestic corporations, dividends paid by the Funds are not expected to be treated as "qualified dividend income," eligible for reduced rates of federal income taxation when received by non-corporate shareholders, and will not qualify for the "dividends received" deduction available to corporate shareholders.



      For federal income tax purposes at October 31, 2004, the Money Market Fund had a capital loss carryforward of $____, which expires in [2008]. The ARM Fund had a capital loss carryforward of $_____, of which $____ expires in [2006], $____ expires in [2007], $____ expires in [2008], $____ expires in [2010], and
$_____ expires in [2011]. The Ultra Short Fund had a capital loss carryforward of $_____, of which $____ expires in [2010] and $_____ expires in [2011]. The Short U.S. Government Fund had a capital loss carryforward of $_____, of which $____ expires in [2007], $_____ expires in [2008], and $____ expires in [2011].
The Intermediate Mortgage Fund had a capital loss carryforward of $____, of which $____ expires in [2007], $____ expires in [2008], $____ expires in [2010], and $____ expires in [2011]. The U.S. Government Fund had a capital loss carryforward of $____, of which $____ expires in [2005], $____ expires in [2007], $_____ expires in [2008], $_____ expires in [2010] and

$_____ expires in [2011]. All capital loss carryforwards of a Fund are available to offset future realized capital gains, if any, of such Fund.



      Gain or loss realized upon a sale or redemption of shares of each Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized by a shareholder upon the sale of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.



      A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.


      Investments of a Fund in securities issued at a discount (or treated as if issued at a discount) or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders of such Fund

      A Fund's transactions in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by such Fund (i.e., affect whether gain or loss is ordinary or capital), accelerate recognition of income to such Fund, defer such Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders of such Fund. These provision may also require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause that Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions in such investments, if any, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of such Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

      Each Fund generally will be subject to a 4% nondeductible excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. To avoid the imposition of the 4% excise tax, it may be necessary for a dividend to be declared in October, November or December and actually paid in January of the following year, which will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

      A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the IRS.

      Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty. Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by a Fund to non-U.S. persons. Effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.



      Although the Ultra Short Fund may invest in municipal bonds, it is not anticipated that any of the Funds will qualify to pay exempt-interest dividends, which are not subject to the regular federal income tax, since no Fund is expected to meet the requirement that it have, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax-exempt obligations.


      Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of a Fund.

                                FUND TRANSACTIONS


      Purchases and sales of securities for each Fund usually are principal transactions. Securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually, but not always, are no brokerage commissions paid by the Fund for such purchases, and during the fiscal years ended October 31, [2004], 2003 and 2002, none of the Funds paid any brokerage commissions. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. The Investment Adviser attempts to obtain the best price and execution for portfolio transactions.


      Each Fund will not purchase securities from, sell securities to, or enter into repurchase agreements with, the Investment Adviser or any of its affiliates.


      Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser in its best judgment under the general supervision of the Board of Trustees and in a manner deemed fair and reasonable to shareholders. Pursuant to the Investment Adviser's Best Execution Policies and Procedures, the Investment Adviser seeks to obtain "best execution" for the Funds' securities transactions. In seeking to obtain "best execution," the Investment Adviser considers the range and quality of the broker-dealer's services. On occasion the Investment Adviser on behalf of each Fund may effect securities transactions on an agency basis with broker-dealers providing research services and/or research-related products for the Fund. Research services or research-related products may include information in the form of written reports, reports accessed by computers or terminals, statistical collations and appraisals and analysis relating to companies or industries. However, in selecting such broker-dealers, the Investment Adviser adheres to the primary consideration of "best execution."





             DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS


      Information about each Fund's portfolio holdings and other portfolio characteristics is provided to the Administrator, the Distributor and other service providers to enable such service providers to carry out their responsibilities to the Fund.

      In accordance with industry practice, a list of each Fund's portfolio holdings and other information about each Fund's portfolio characteristics is provided to mutual fund rating agencies and companies that collect and maintain information about mutual funds. This information is produced on a weekly, monthly and quarterly basis and made available as soon as possible.

      Information about a Fund's portfolio characteristics is disclosed on a monthly and quarterly basis to shareholders and prospective shareholders of the Fund that are regulated entities and by law or business practices are required to receive this information. The information is provided no sooner than 10 days after the month- or quarter-end.

      General performance or statistical information about a Fund may be disclosed to shareholders, prospective shareholders and intermediaries that distribute shares of the Fund as soon as practicable. Summaries of a Fund's performance and historical sector allocation may be provided to shareholders, prospective shareholders and intermediaries that distribute shares of the Fund on a quarterly basis no sooner than 30 days after the quarter-end.


      Information about a Fund's portfolio holdings and characteristics may be disclosed in other circumstances if the Chief Compliance Officer and President of the Investment Adviser and the Compliance Officer of the Distributor determine that such disclosure is appropriate.


      Each Fund also discloses information about its portfolio holdings to the extent required by law or regulation.

                     ORGANIZATION AND DESCRIPTION OF SHARES

      The Trust consists of an unlimited number of shares of beneficial interest divided into six Funds: the Money Market Fund, the ARM Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund. Shares of the Money Market Fund are issued in two classes: D shares and I shares. The shares of each Fund represent interests only in the corresponding Fund. When issued and paid for in accordance with the terms of offering, each share is fully paid and nonassessable. All shares of beneficial interest of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value, at the option of the shareholder. In addition, the shares have no preemptive, subscription or conversion rights and are freely transferable.


      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted, by the provisions of such Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined under "General Information" below) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of the Rule.



      The Trust is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Investment Adviser, the Distributor and BISYS with respect to each Fund, the fees and expenses of the Trust's custodian with respect to each Fund, any brokerage fees and commissions of each Fund, any portfolio losses of each Fund, filing fees for the registration or qualification of each Fund's shares under federal or state securities laws, the Fund's pro rata share of taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust with respect to the Fund for violation of any law, each Fund's pro rata share of legal and auditing fees and expenses, expenses of preparing and setting in type prospectuses, proxy material, reports and notices and the printing and distributing of the same to the shareholders of each Fund and regulatory authorities, the Fund's pro rata share of compensation and expenses of the Trust's trustees and officers who are not affiliated with the Investment Adviser, the Distributor or BISYS, and extraordinary expenses incurred by the Trust with respect to each Fund.



           COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      Vedder, Price, Kaufman & Kammholz, P.C. is legal counsel to the Fund and passes upon the validity of the shares offered by the Prospectus.


      PricewaterhouseCoopers LLP, an independent registered public accounting firm, is the Fund's independent registered public accountant. The financial statements of each Fund incorporated in this Statement of Additional Information by reference to the Fund's Annual Report to Shareholders for the year ended October 31, 2004 (see "Financial Statements" below) have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP given on the authority of such firm as experts in accounting and auditing.


                               GENERAL INFORMATION

      The Fund sends to all of the shareholders of each Fund semi-annual reports and annual reports, including a list of investment securities held by each Fund, and, for annual reports, audited financial statements of each Fund.

      As used in each Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of the Fund's shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares of all classes or of the class entitled to a separate vote. The Bylaws of the Fund provide that an annual meeting of shareholders is not required to be held in any year in which none of the following is required to be acted on by shareholders pursuant to the 1940
Act: election of trustees; approval of the investment advisory agreement; ratification of the selection of independent public accountants; and approval of a distribution agreement.

      The Prospectus and this Statement of Additional Information do not contain all the information included in the registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

      Statements contained in each Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


      The financial statements required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the year ended

October 31, 2004 (the "Annual Report"). The Trust will provide the Annual Report without charge to each person who requests this Statement of Additional Information.

                                   APPENDIX A

EXPLANATION OF RATING CATEGORIES

      The following is a description of credit ratings issued by two of the major credit ratings agencies. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Although the Investment Adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.


      Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are known as high grade bonds. Moody's applies the numerical modifiers 1, 2 and 3 to certain general rating classifications, including Aa. The modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Debt rated AA by Standard & Poor's has a very strong capacity to meet its financial commitments and differs from the highest rated issues, which are rated AAA, only in small degree. Ratings in certain categories, including AA, may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Duff and Phelps, Inc. and Fitch Investors Service, Inc. have comparable rating systems.


STANDARD & POOR'S RATING SERVICES


BOND RATING                                         EXPLANATION
-----------                        --------------------------------------------
INVESTMENT GRADE

AAA Highest rating; extremely strong capacity to meet its financial commitments.

AA High quality; very strong capacity to meet its financial commitments.

A                                  Strong capacity to meet its financial
                                   commitments; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB                                Adequate capacity to meet its financial
                                   commitments; adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to meet its financial commitments.

BOND RATING                                         EXPLANATION
-----------                        --------------------------------------------
NON-INVESTMENT GRADE

BB, B, CCC, CC, C                  Regarded as having significant speculative
                                   characteristics; "BB" indicates the least
                                   degree of speculation and "C" the highest;
                                   quality and protective characteristics may be
                                   outweighed by large uncertainties or major
                                   exposures to adverse conditions.

D                                  In default.


MOODY'S INVESTORS SERVICE, INC.


BOND RATING                                         EXPLANATION
-----------                        --------------------------------------------
INVESTMENT GRADE

Aaa                                Highest quality; minimal credit risk.

Aa                                 High quality; subject to very low credit risk.

A Upper-medium grade obligations; subject to low credit risk.

Baa Medium-grade obligations; subject to moderate credit risk; may possess certain speculative characteristics.

NON-INVESTMENT GRADE

Ba                                 More uncertain with speculative elements;
                                   subject to substantial credit risk.

B                                  Considered speculative; subject to high
                                   credit risk.

Caa Poor standing; subject to very high credit risk.

Ca Highly speculative; likely in, or very near, default with some prospect of recovery of principal and interest.

C                                  Lowest-rated; typically in default with
                                   little prospect for recovery of principal or interest.

                              ASSET MANAGEMENT FUND

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)   (1)   Declaration of Trust dated July 22, 1999. (3)/

            (2)   Certificate of Trust filed July 23, 1999. (3)/

            (3) Written Instrument Amending the Declaration of Trust dated January 8, 2002. (6)/

            (4) Written Instrument Amending the Declaration of Trust dated January 17, 2002. (6)/

      (b)   Amended and Restated By-Laws. (6)/

      (c)   Not applicable.

      (d)   (1)   Investment Advisory Agreement dated December 8, 1997 between
                  Registrant and Shay Assets Management, Inc. (2)/

            (2) Form of Assignment of the Investment Advisory Contract dated September 30, 1999. (4)/

            (3) Investment Advisory Agreement with respect to the Ultra Short Portfolio. (7)/

      (e)   (1)   Distribution Agreement. (1)/

            (2) Distribution Agreement dated December 8, 1997 between Registrant and Shay Financial Services, Inc. (2)/

            (3) Form of Assignment of the Distribution Agreement dated September 30, 1999. (4)/

      (f)   Not applicable.

      (g)   (1)   Custody Agreement dated July 30, 1999. (3)/

            (2) Form of Cash Management and Related Services Agreement between Registrant and the Bank of New York. (3)/

            (3) Form of Assignment of Custodian Contract dated September 30, 1999. (4)/

      (h)   (1)   (A)   Transfer Agency Agreement between Registrant and BISYS
                        Fund Services Ohio, Inc. dated September 13, 1999. (3)/

                  (B) Amended Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 24, 2002. (7)/

            (2) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 1999. (3)/

            (3)   (A)   Fund Accounting Agreement between Registrant and BISYS
                        Fund Services Ohio, Inc. dated August 1, 1999. (3)/

            (4)   (A)   Form of Assignment of Fund Accounting Agreement and
                        Transfer Agency Agreement dated September 30, 1999. (4)/

            (5) Omnibus Fee Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 1999. (3)/

            (6) Compliance Services Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 2004.*

      (i) Opinion and Consent of Counsel regarding the Legality of the Securities being Registered.**

      (j)   Consent of PricewaterhouseCoopers, LLP.**

      (k)   None.

      (l)   None.

      (m) Amended and Restated 12b-1 Plan dated July 22, 1999, as amended October 18, 2001. (5)/

      (n)   Multi-Class Plan dated July 22, 1999. (3)/

      (o)   (1)   Power of Attorney for Richard M. Amis dated October 17, 2002.
                  (7)/

            (2) Power of Attorney for Arthur G. DeRusso dated October 17, 2002. (7)/

            (3)   Power of Attorney for David F. Holland dated October 17, 2002.
                  (7)/

            (4)   Power of Attorney for Gerald J. Levy dated October 17, 2002.
                  (7)/

            (5) Power of Attorney for William A. McKenna, Jr. dated October 17, 2002. (7)/

            (6) Power of Attorney for Rodger D. Shay, Sr. dated October 17, 2002. (7)/

            (7) Power of Attorney for Rodger D. Shay, Jr. dated October 17, 2002. (7)/

      (p)   (1)   Code of Ethics of Asset Management Fund, Asset Management Fund
                  Large Cap Equity Institutional Fund, Inc., and Shay Financial
                  Services, Inc.*

            (2)   Code of Ethics of Shay Assets Management, Inc.*

(1)/ Previously filed with Post-Effective Amendment No. 27 on or about December 30, 1996 and incorporated herein by reference.

(2)/ Previously filed with Post-Effective Amendment No. 28 on or about December 29, 1997.

(3)/ Previously filed with Post-Effective Amendment No. 34 on or about October 22, 1999.

(4)/ Previously filed with Post-Effective Amendment No. 37 on or about December 28, 2000.

(5)/ Previously filed with Post-Effective Amendment No. 39 on or about October 29, 2001.

(6)/ Previously filed with Post-Effective Amendment No. 41 on or about January 29, 2002.

(7)/ Previously filed with Post-Effective Amendment No. 42 on or about February 26, 2003.

*     Filed as an Exhibit herewith.

**    To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      None.

ITEM 25. INDEMNIFICATION.

      Section 5.2 of the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

      The foregoing indemnification arrangements are subject to the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940.

      Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Registrant maintains an insurance policy which insures its directors and officers against certain civil liabilities.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      Shay Assets Management ("SAMI") is the investment adviser to two registered investment companies: Asset Management Fund and AMF Large Cap Equity Institutional Fund, Inc. In addition, SAMI is the sub-adviser to the John Hancock Large Cap Select Fund and three series of the RSI Retirement Trust and serves as the investment adviser to several savings banks located in New York on a non-discretionary basis.

      SAMI's principal office is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606 and it also has offices at 1000 Brickell Avenue, Miami, Florida 33131 and 655 Third Avenue, Suite 816, New York, New York 10017. Shay Investment Services, Inc. and Shay Financial Services, Inc. have the same addresses.

 DIRECTORS AND OFFICERS OF SAMI AND PRINCIPAL OCCUPATIONS SINCE OCTOBER 1, 2002

      Rodger D. Shay, Chairman and Director, Shay Investment Services, Inc. since 1997; Chairman and Director, Shay Financial Services, Inc. and Shay Assets Management, Inc. since 1997; Director, Horizon Bank, FSB since 1999 (Chairman from 1999 to 2002); Vice President, AMF Large Cap Equity Institutional Fund, Inc. since 1995; Vice President, M.S.B. Fund, Inc. from 1995 to 2003 (Director from 2001 to 2003).

      Rodger D. Shay, Jr., President and Chief Executive Officer, Shay Financial Services, Inc. since 1997; Senior Vice President, Shay Assets Management, Inc. since 1997; Director, Family Financial Holdings, LLC since 2000; Director, First Financial Bank and Trust since 2003.

      Edward E. Sammons, President, Shay Assets Management, Inc. since 1997; Vice President and Secretary, AMF Large Cap Equity Institutional Fund, Inc. since 1995; and Vice President and Secretary, M.S.B. Fund, Inc. from 1995 to 2003.

      Robert T. Podraza, Vice President, Shay Investment Services, Inc. since 1990; Vice President since 1990 and Chief Compliance Officer since 1997, Shay Financial Services, Inc.; Vice President since 1990 and Chief Compliance Officer from 1997 to 2004, Shay Assets Management, Inc.

      Arthur M. Berardelli, Vice President, Shay Assets Management, Inc. since 1997; Vice President, Shay Financial Services, Inc. 1997.

ITEM 27. PRINCIPAL UNDERWRITER.

      (a) The Distributor serves as the principal distributor for the AMF Large Cap Equity Institutional Fund, Inc. and Asset Management Fund.

      (b)

                                  Positions And
  Name And Principal                 Offices              Positions And Offices
   Business Address              With Underwriter               With Fund
  ------------------             ----------------         ---------------------
Rodger D. Shay               Chairman and Director     Chairman of the Board of
1000 Brickell Avenue                                   Trustees and Trustee
Miami, Florida  33131

Rodger D. Shay, Jr.          President and Chief       Trustee
1000 Brickell Avenue         Executive Officer
Miami, Florida  33131

Robert T. Podraza            Vice President and Chief  Vice President and Assistant
1000 Brickell Avenue         Compliance Officer        Treasurer
Miami, Florida  33131

Daniel K. Ellenwood          Compliance Analyst        Secretary
230 West Monroe Street
Suite 2810
Chicago, Illinois  60606

      (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder, are located at the following locations:

            Shay Assets Management, Inc.
            230 West Monroe Street
            Suite 2810
            Chicago, Illinois 60606

            Shay Assets Management, Inc.
            1000 Brickell Avenue
            Miami, Florida  33131

            Shay Assets Management, Inc.
            655 Third Avenue, Suite 816
            New York, New York 10017

            BISYS Fund Services Ohio, Inc.
            3435 Stelzer Road
            Columbus, Ohio 43219

ITEM 29. MANAGEMENT SERVICES.

      Not Applicable.

ITEM 30. UNDERTAKINGS.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Asset Management Fund, has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 29th day of December, 2004.

                                          ASSET MANAGEMENT FUND

                                          By: /s/ Edward E. Sammons, Jr.
                                              ----------------------------
                                              Edward E. Sammons, Jr., President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on December 29, 2004 by the following persons in the capacities indicated.

            SIGNATURE                                     TITLE                           DATE
/s/ Rodger D. Shay*                         Trustee and Chairman of the
----------------------------------          Board
Rodger D. Shay

/s/ Edward E. Sammons, Jr.                  President (principal executive          December 29, 2004
----------------------------------          officer)
Edward E. Sammons, Jr.

/s/ Richard M. Amis*                        Trustee
----------------------------------
Richard M. Amis

/s/ Arthur G. DeRusso*                      Trustee
----------------------------------
Arthur G. DeRusso

/s/ David F. Holland*                       Trustee
----------------------------------
David F. Holland

/s/ Gerald J. Levy*                         Trustee and Vice Chairman of the
----------------------------------          Board
Gerald J. Levy

/s/ William A. McKenna, Jr.*                Trustee
----------------------------------
William A. McKenna, Jr.

/s/ Rodger D. Shay, Jr.*                    Trustee
----------------------------------
Rodger D. Shay, Jr.

/s/ Trent M. Statczar                       Treasurer (principal financial and      December 29, 2004
----------------------------------          accounting officer)
Trent M. Statczar

/s/ Edward E. Sammons, Jr.
----------------------------------
*Edward E. Sammons, Jr.
Attorney-In-Fact
December 29, 2004

*Original powers of attorney authorizing Rodger D. Shay, Sr., Edward E. Sammons, Jr. and Daniel K. Ellenwood, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and were previously filed as exhibits to Post-Effective Amendment No. 42 on or about February 26, 2003.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER                               DESCRIPTION
---------                            -----------
(h)   (6)   Compliance Services Agreement between Registrant and BISYS Fund
            Services Ohio, Inc. dated October 1, 2004.

(p)   (1)   Code of Ethics of Asset Management Fund, Asset Management Fund Large
            Cap Equity Institutional Fund, Inc. and Shay Financial Services, Inc.

      (2)   Code of Ethics of Shay Assets Management, Inc.